Schedule of Investments (unaudited)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	$10,094	$8,865,485
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	18,107	18,677,461
7.50%, 06/01/29(a)	20,028	20,059,905
7.50%, 03/15/33(a)	13,617	14,273,271
7.75%, 04/15/28(a)	18,589	18,617,943
7.88%, 04/01/30(a)	12,750	13,241,168
CMG Media Corp., 8.88%, 06/18/29(a)(b)	10,719	7,755,276
Lamar Media Corp.
3.63%, 01/15/31(b)	9,795	9,080,564
3.75%, 02/15/28	11,746	11,495,049
4.00%, 02/15/30	9,320	8,890,030
4.88%, 01/15/29(b)	6,716	6,618,482
5.38%, 11/01/33(a)	6,370	6,190,138
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	51,599	52,571,321
9.50%, 02/15/33(a)(b)	30,198	30,761,917
10.38%, 05/15/31(a)(b)	25,265	26,451,040
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	9,519	9,247,938
4.63%, 03/15/30(a)(b)	9,060	8,750,124
6.00%, 06/15/34(a)	9,559	9,439,531
7.38%, 02/15/31(a)	8,242	8,526,291
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	19,981	19,430,615
		308,943,549
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	12,927	13,205,771
ATI, Inc.
4.88%, 10/01/29(b)	5,438	5,350,313
5.13%, 10/01/31(b)	5,625	5,492,488
5.88%, 06/15/33(b)	3,303	3,323,274
7.25%, 08/15/30	7,393	7,622,560
Bombardier, Inc.
5.88%, 01/15/35(a)(b)	8,458	8,369,849
6.75%, 06/15/33(a)	14,463	14,896,427
7.00%, 06/01/32(a)(b)	14,169	14,598,604
7.25%, 07/01/31(a)(b)	13,680	14,248,691
7.45%, 05/01/34(a)(b)	9,254	10,096,706
8.75%, 11/15/30(a)	13,867	14,611,935
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)(b)	15,697	15,872,084
Goat Holdco LLC, 6.75%, 02/01/32(a)	16,017	16,273,817
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)(e)	1,394	387,418
Moog, Inc., 5.50%, 10/15/34(a)	8,199	7,931,922
TransDigm, Inc.
4.63%, 01/15/29(b)	21,595	21,168,503
4.88%, 05/01/29(b)	15,056	14,789,091
6.00%, 01/15/33(a)	28,703	28,699,969
6.13%, 07/31/34(a)	23,850	23,582,123
6.25%, 01/31/34(a)(b)	9,428	9,520,658
6.38%, 03/01/29(a)	52,719	53,353,262
6.38%, 05/31/33(a)	56,701	56,686,638
6.63%, 03/01/32(a)(b)	43,815	44,548,025
6.75%, 08/15/28(a)	40,772	41,027,265
6.75%, 01/31/34(a)(b)	39,059	39,694,607
6.88%, 12/15/30(a)	30,198	30,955,185
Security	Par (000)	Value
Aerospace & Defense (continued)
7.13%, 12/01/31(a)	$19,133	$19,734,542
		536,041,727
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)(b)	17,466	17,544,335
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	5,592	5,678,771
		23,223,106
Airlines — 0.7%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)(b)	7,659	7,609,493
Allegiant Travel Co., 7.13%, 07/01/31(a)(b)	9,862	9,992,948
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	16,168	16,303,100
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	54,710	54,409,028
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	38,978	33,916,465
OneSky Flight LLC, 8.88%, 12/15/29(a)(b)	11,004	11,568,812
United Airlines Holdings, Inc.
4.88%, 03/01/29	17,335	17,069,580
5.38%, 03/01/31(b)	20,085	19,821,848
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	17,257	16,283,605
8.75%, 01/15/32(a)(b)	9,341	9,180,060
9.50%, 06/01/28(a)(b)	9,444	9,590,420
WestJet An Alberta Partnership, 8.00%, 02/14/31(a)(b)	8,253	8,129,267
		213,874,626
Apparel — 0.5%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00 % PIK)(a)(b)(f)	43,659	46,868,152
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	9,008	9,394,885
Crocs, Inc.
4.13%, 08/15/31(a)(b)	7,377	6,780,585
4.25%, 03/15/29(a)(b)	6,679	6,424,293
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	7,400	7,064,380
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	9,893	9,130,648
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	6,993	7,123,615
VF Corp.
2.95%, 04/23/30(b)	13,217	11,874,247
6.00%, 10/15/33(b)	4,606	4,509,160
6.45%, 11/01/37(b)	6,074	5,715,805
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	12,191	12,500,847
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	10,824	10,202,949
		137,589,566
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	17,059	15,821,782
4.75%, 10/01/27(a)(b)	7,212	7,177,311
5.88%, 06/01/29(a)(b)	9,298	9,328,023
5.88%, 12/01/33(a)(b)	8,283	8,161,381
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	22,333	12,562,312
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	9,762	9,634,617
5.50%, 07/15/29(a)(b)	7,353	7,273,895
5.88%, 01/15/28(a)(b)	10,228	10,207,377

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)(b)	$17,876	$18,418,697
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	13,281	14,216,846
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	6,424	5,964,593
2.75%, 03/09/28(a)	11,329	10,780,517
5.30%, 09/13/27(a)	6,914	6,870,138
5.55%, 09/13/29(a)	5,054	4,915,090
5.63%, 09/29/28(a)(b)	14,562	14,475,411
6.13%, 09/30/30(a)	24,636	24,059,683
7.05%, 09/15/28(a)	14,263	14,554,020
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	45,967	45,199,732
4.81%, 09/17/30(a)(b)	48,154	44,636,189
7.50%, 07/17/30(a)	19,797	20,277,440
7.75%, 07/17/32(a)	14,808	15,296,324
8.13%, 07/17/35(a)(b)	23,239	24,520,843
PM General Purchaser LLC, 9.50%, 10/01/28(a)	12,461	10,429,359
Wabash National Corp., 4.50%, 10/15/28(a)(b)	8,618	8,038,155
		362,819,735
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	10,829	10,991,437
7.50%, 02/15/33(a)(b)	16,325	16,847,857
8.25%, 04/15/31(a)(b)	8,895	9,248,781
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	12,942	12,504,650
6.38%, 10/15/32(a)(b)	18,581	18,481,818
7.75%, 10/15/33(a)(b)	27,290	26,873,063
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(g)	10,812	10,964,903
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	14,478	14,659,612
6.75%, 02/15/30(a)	18,910	19,390,220
6.75%, 09/15/32(a)(b)	21,531	21,692,725
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	23,791	24,215,970
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	12,830	12,716,198
6.38%, 04/15/34(a)	13,619	13,417,323
Dexko Global, Inc., 7.50%, 04/15/32(a)	12,437	10,355,095
Dorman Products, Inc., 6.25%, 06/15/34(a)(b)	4,870	4,883,880
Forvia SE
6.75%, 09/15/33(a)(b)	11,028	10,973,467
8.00%, 06/15/30(a)(b)	11,357	11,935,934
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	18,727	19,465,724
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(b)	18,039	17,282,098
5.25%, 04/30/31(b)	11,504	10,330,738
5.25%, 07/15/31(b)	12,154	10,795,731
5.63%, 04/30/33(b)	9,213	8,048,107
6.63%, 07/15/30	11,077	10,710,963
8.88%, 07/15/32	12,808	13,145,645
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(f)	7,168	7,214,148
7.38%, 05/15/33, (7.38 % PIK)(a)(b)(f)	7,766	8,049,614
Security	Par (000)	Value
Auto Parts & Equipment (continued)
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	$8,929	$9,254,605
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(b)(f)	8,578	9,007,363
Phinia, Inc.
6.63%, 10/15/32(a)	9,377	9,470,264
6.75%, 04/15/29(a)	9,738	9,899,281
Realtruck Group, Inc., 6.25%, 07/31/31(a)	7,817	1,370,451
Tenneco, Inc., 8.00%, 11/17/28(a)(b)	45,748	45,862,811
Titan International, Inc., 7.00%, 04/30/28(b)	6,734	6,718,342
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	17,920	17,783,270
6.88%, 04/14/28(a)	12,657	12,884,889
6.88%, 04/23/32(a)(b)	14,412	14,159,348
7.13%, 04/14/30(a)(b)	13,248	13,333,688
7.50%, 03/24/31(a)(b)	32,237	32,461,808
		537,401,821
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)(b)	5,718	5,706,978
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	18,326	19,616,745
Freedom Mortgage Corp., 12.25%, 10/01/30(a)(b)	11,134	11,928,277
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)(b)	6,525	6,534,018
		43,786,018
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	12,308	11,924,310
6.25%, 04/01/29(a)	12,298	12,337,649
		24,261,959
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)(b)	17,357	16,933,006
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)(b)	9,194	8,435,972
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)(b)	29,152	29,418,829
7.25%, 12/15/33(a)(b)	23,550	24,282,499
		79,070,306
Building Materials — 2.0%
ACProducts Holdings, Inc., 6.38%, 05/15/32, (4.78 % Cash and 1.60 % PIK)(a)(f)	7,899	3,120,105
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	14,942	15,383,835
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	7,161	7,010,240
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	25,382	23,097,311
5.00%, 03/01/30(a)	10,440	10,117,608
6.38%, 06/15/32(a)(b)	13,364	13,285,437
6.38%, 03/01/34(a)(b)	19,419	19,054,752
6.75%, 05/15/35(a)	14,704	14,557,828
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	13,413	6,895,875
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(a)	5,291	626,097
9.50%, 08/15/29(a)	8,998	4,621,555
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)(b)	9,958	8,968,159
12.75%, 01/15/31, (12.75 % PIK)(a)(b)(f)	9,709	6,626,134

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	$58,866	$59,831,226
6.75%, 07/15/31(a)(b)	8,754	8,978,400
Griffon Corp., 5.75%, 03/01/28(b)	18,816	18,814,908
Jeld-Wen Holding, Inc., 7.00%, 09/01/32(a)(b)	5,729	3,492,173
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	6,639	5,343,016
Knife River Corp., 7.75%, 05/01/31(a)	7,274	7,503,298
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	13,755	13,762,772
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	13,472	13,264,480
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	9,339	8,642,719
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	10,874	10,806,519
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(a)	9,257	4,674,785
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	82,143	83,145,473
6.75%, 03/01/33(a)(b)	31,927	32,349,122
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	21,808	21,777,061
8.88%, 11/15/31(a)	22,100	23,140,777
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	12,062	11,581,409
6.25%, 08/01/33(a)	21,892	21,652,775
6.50%, 08/15/32(a)	20,091	20,129,434
Standard Industries, Inc./New York
3.38%, 01/15/31(a)(b)	21,326	19,142,996
4.38%, 07/15/30(a)	30,077	28,395,263
4.75%, 01/15/28(a)	17,376	17,270,128
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	10,140	7,803,861
		574,867,531
Chemicals — 3.2%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	8,954	8,147,337
6.88%, 05/15/43(b)	5,278	5,369,019
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	8,636	8,931,792
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	13,223	12,580,004
Bond U.S. Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/33(a)	11,869	11,942,362
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	15,762	15,955,715
6.75%, 04/15/33(b)	22,388	22,821,633
7.00%, 02/15/31(b)	12,509	12,825,403
7.33%, 07/15/29(b)	15,717	16,338,592
7.35%, 11/15/28	13,619	14,129,277
7.38%, 07/15/32(b)	19,999	20,925,214
7.38%, 02/15/34(b)	16,568	17,042,590
7.55%, 11/15/30	20,321	21,391,287
7.70%, 11/15/33(b)	19,618	20,766,457
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)(b)	18,493	16,431,400
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	13,852	13,071,891
5.75%, 11/15/28(a)	12,972	12,907,619
7.88%, 03/15/34(a)(b)	13,574	13,208,825
8.00%, 01/15/33(a)(b)	12,750	12,549,924
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	9,820	9,484,352
Security	Par (000)	Value
Chemicals (continued)
12.00%, 02/15/31(a)(b)	$11,159	$11,657,751
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	11,178	11,165,252
Element Solutions, Inc., 3.88%, 09/01/28(a)	14,540	14,298,780
FMC Corp.
3.45%, 10/01/29(b)	8,830	8,114,540
4.50%, 10/01/49(b)	10,613	6,802,560
5.65%, 05/18/33(b)	10,570	9,442,138
6.38%, 05/18/53(b)	10,382	8,081,417
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	14,743	11,089,106
HB Fuller Co., 4.25%, 10/15/28(b)	6,615	6,466,917
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	5,970	5,331,008
Huntsman International LLC
2.95%, 06/15/31	5,866	5,229,058
4.50%, 05/01/29	16,357	15,743,092
5.70%, 10/15/34(b)	7,186	6,736,562
INEOS Finance PLC
6.75%, 05/15/28(a)	8,805	8,771,004
7.50%, 04/15/29(a)(b)	15,551	15,268,990
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	8,260	7,298,118
Ingevity Corp., 3.88%, 11/01/28(a)(b)	11,819	11,399,337
Innophos Holdings, Inc., 11.50%, 06/15/29(a)(b)	9,301	8,742,940
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	8,128	8,047,165
Methanex Corp.
5.13%, 10/15/27	12,457	12,474,969
5.25%, 12/15/29(b)	13,477	13,358,705
5.65%, 12/01/44	5,306	4,638,007
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	11,752	11,868,110
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	7,739	7,632,589
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	10,426	10,141,508
7.00%, 12/01/31(a)	8,558	8,975,665
9.00%, 02/15/30(a)	11,512	12,059,971
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)(b)	6,193	5,890,570
Olin Corp.
5.00%, 02/01/30(b)	10,854	10,423,994
5.63%, 08/01/29	15,075	14,911,513
6.63%, 04/01/33(a)(b)	11,255	11,014,059
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	16,817	16,232,750
6.25%, 10/01/29(a)(b)	6,393	6,312,343
6.75%, 08/01/32(a)(b)	23,889	23,250,046
7.25%, 06/15/31(a)(b)	18,405	18,598,823
7.25%, 02/15/33(a)(b)	35,195	34,475,938
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	11,650	11,436,846
Qnity Electronics, Inc.
5.75%, 08/15/32(a)(b)	20,078	19,935,181
6.25%, 08/15/33(a)(b)	15,083	15,153,257
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	9,489	10,108,015
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)(b)	19,809	19,808,010
6.63%, 05/01/29(a)	13,039	13,039,000
6.75%, 08/15/31(a)	16,600	16,586,649
8.00%, 08/15/32(a)	10,030	9,979,850
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	14,319	13,982,521

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)(b)	$20,454	$20,000,619
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 6.13%, 07/15/33(a)	10,200	10,148,067
Tronox, Inc.
4.63%, 03/15/29(a)(b)	20,556	12,629,781
9.13%, 09/30/30(a)(b)	7,082	7,068,839
WR Grace Holdings LLC
5.63%, 08/15/29(a)	22,673	20,816,371
6.63%, 08/15/32(a)(b)	14,220	13,537,692
7.00%, 08/01/33(a)	10,576	10,130,158
7.38%, 03/01/31(a)	7,008	6,948,624
		920,075,468
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	9,235	9,635,060
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	7,931	6,665,553
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	10,924	10,419,411
		26,720,024
Commercial Services — 5.2%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	19,884	19,046,202
4.88%, 07/15/32(a)(b)	14,298	13,376,864
5.88%, 10/15/33(a)	21,621	20,964,219
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	27,857	28,377,174
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	45,058	46,781,559
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	17,531	17,376,697
6.88%, 06/15/30(a)(b)	22,150	22,633,003
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	39,599	39,013,265
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	9,375	8,943,124
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	6,427	6,175,062
6.50%, 01/15/31(a)(b)	8,239	8,239,321
API Group DE, Inc.
4.13%, 07/15/29(a)(b)	6,989	6,708,687
4.75%, 10/15/29(a)(b)	4,596	4,487,807
5.75%, 06/01/34(a)	6,578	6,438,660
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	8,137	8,003,858
5.38%, 03/01/29(a)(b)	11,771	11,459,685
8.00%, 02/15/31(a)(b)	13,070	13,050,134
8.25%, 01/15/30(a)(b)	11,600	11,771,377
8.38%, 06/15/32(a)(b)	11,907	11,850,151
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	23,683	23,675,514
Block, Inc.
3.50%, 06/01/31(b)	19,719	17,978,451
5.63%, 08/15/30(a)	24,109	23,985,661
6.00%, 08/15/33(a)	20,119	19,951,787
6.50%, 05/15/32	44,549	45,008,033
Security	Par (000)	Value
Commercial Services (continued)
Brink's Co.(The)
4.63%, 10/15/27(a)	$10,950	$10,879,554
6.50%, 06/15/29(a)	8,340	8,490,756
6.75%, 06/15/32(a)	7,588	7,727,173
Carriage Services, Inc., 4.25%, 05/15/29(a)	7,974	7,559,562
Carrix, Inc., 6.13%, 08/01/33(a)	35,365	35,201,660
Cimpress PLC, 7.38%, 09/15/32(a)(b)	8,616	8,640,754
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	17,738	17,137,553
4.88%, 07/01/29(a)(b)	17,772	16,364,726
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)(b)	20,188	19,404,867
CoreCivic, Inc., 8.25%, 04/15/29(b)	10,421	10,818,905
CPI CG, Inc., 10.00%, 07/15/29(a)(b)	4,225	4,432,870
Dcli Bidco LLC, 7.75%, 11/15/29(a)	10,587	10,875,549
Deluxe Corp.
8.00%, 06/01/29(a)(b)	10,315	10,401,533
8.13%, 09/15/29(a)	8,246	8,539,013
EquipmentShare.com, Inc.
7.13%, 07/01/34(a)(b)	21,581	20,612,596
8.00%, 03/15/33(a)(b)	9,549	9,621,305
8.63%, 05/15/32(a)(b)	11,209	11,463,758
9.00%, 05/15/28(a)	23,018	23,368,794
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	9,909	9,765,391
6.50%, 01/15/31(a)	14,068	14,222,818
7.75%, 02/15/28(a)	9,208	9,335,024
8.25%, 08/01/32(a)	10,899	11,052,458
8.38%, 11/15/32(a)	20,320	20,644,957
GEO Group, Inc.(The)
8.63%, 04/15/29	14,346	14,955,605
10.25%, 04/15/31	15,087	16,269,821
Graham Holdings Co., 5.63%, 12/01/33(a)(b)	8,925	8,710,248
Grand Canyon University, 5.13%, 10/01/28(b)	7,178	7,098,970
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	12,470	12,346,273
6.00%, 03/15/34(a)(b)	10,921	10,707,278
6.63%, 06/15/29(a)(b)	17,499	17,812,757
7.00%, 06/15/30(a)	36,469	37,609,349
7.25%, 06/15/33(a)(b)	24,080	24,847,213
Hertz Corp.(The)
5.00%, 12/01/29(a)	16,189	4,411,502
12.63%, 07/15/29(a)(b)	22,440	14,635,556
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	29,267	23,179,842
Korn Ferry, 4.63%, 12/15/27(a)	7,710	7,663,143
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	14,485	14,262,190
Mobius Merger Sub, Inc., 9.00%, 06/01/30(a)	7,349	5,029,625
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)(b)	19,318	19,180,255
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	6,065	5,282,773
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(b)	17,718	17,401,672
PROG Holdings, Inc., 6.00%, 11/15/29(a)(b)	10,922	10,676,255
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	28,566	27,791,733
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	24,717
9.50%, 08/01/29(a)	19,670	20,386,696

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
10.88%, 08/01/29(a)(b)	$10,170	$10,368,895
11.00%, 06/01/31, (5.50 % Cash and 5.50 % PIK)(a)(b)(f)	14,145	13,445,796
Service Corp. International/U.S.
3.38%, 08/15/30(b)	16,095	14,856,214
4.00%, 05/15/31	16,117	15,068,436
4.63%, 12/15/27	9,027	8,969,029
5.13%, 06/01/29(b)	11,842	11,733,361
5.75%, 10/15/32(b)	13,725	13,612,735
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	35,993	36,043,966
Signal Parent, Inc., 6.13%, 04/01/29(a)	4,379	744,430
Sotheby's, 8.25%, 04/15/31(a)	14,863	14,826,119
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)(b)	5,604	5,405,760
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	10,073	10,507,499
TriNet Group, Inc.
3.50%, 03/01/29(a)	10,357	9,775,650
7.13%, 08/15/31(a)(b)	7,658	7,765,426
United Rentals North America, Inc.
3.75%, 01/15/32	14,767	13,483,606
3.88%, 11/15/27	12,089	11,949,335
3.88%, 02/15/31	21,511	20,107,415
4.00%, 07/15/30	13,109	12,448,297
4.88%, 01/15/28	27,311	27,203,111
5.25%, 01/15/30(b)	14,198	14,128,966
5.38%, 11/15/33(a)(b)	29,122	28,356,261
6.13%, 03/15/34(a)(b)	21,489	21,739,605
Upbound Group, Inc., 6.38%, 02/15/29(a)(b)	10,402	10,324,427
Valvoline, Inc., 3.63%, 06/15/31(a)(b)	10,632	9,691,870
VM Consolidated, Inc., 5.50%, 04/15/29(a)(b)	6,618	6,185,415
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	9,881	10,091,930
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)(b)	27,607	28,343,803
WEX, Inc., 6.50%, 03/15/33(a)(b)	12,041	11,964,095
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	8,656	8,550,280
6.63%, 06/15/29(a)(b)	9,679	9,842,527
6.63%, 04/15/30(a)	9,430	9,642,100
7.38%, 10/01/31(a)(b)	8,695	8,964,884
		1,498,282,587
Computers — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)	5,485	5,486,048
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	22,129	22,735,180
CACI International, Inc., 6.38%, 06/15/33(a)	34,488	34,754,881
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	9,687	8,304,943
Crane NXT Co., 4.20%, 03/15/48(b)	7,089	4,369,594
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	17,075	17,725,865
Everforth, Inc., 4.63%, 05/15/28(a)(b)	11,291	10,777,928
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)(b)	14,006	14,250,853
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	10,214	10,271,127
KBR, Inc., 4.75%, 09/30/28(a)(b)	4,448	4,378,040
McAfee Corp., 7.38%, 02/15/30(a)(b)	37,112	31,466,341
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	26,174	27,758,705
NCR Voyix Corp.
5.00%, 10/01/28(a)	13,040	12,631,626
5.13%, 04/15/29(a)(b)	7,737	7,501,948
Pitney Bowes, Inc., 7.25%, 03/15/29(a)(b)	7,477	7,535,074
Security	Par (000)	Value
Computers (continued)
Science Applications International Corp.
4.88%, 04/01/28(a)	$6,854	$6,755,062
5.88%, 11/01/33(a)(b)	10,154	9,938,736
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	6,065	5,886,992
5.75%, 12/01/34	6,658	6,576,107
5.88%, 07/15/30	6,740	6,847,382
9.63%, 12/01/32	13,517	14,818,011
Unisys Corp., 10.63%, 01/15/31(a)(b)	13,184	12,368,276
Virtusa Corp., 7.13%, 12/15/28(a)	6,497	5,312,663
		288,451,382
Cosmetics & Personal Care — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	1,474	1,447,477
5.60%, 01/15/31(a)	5,000	4,909,025
6.63%, 07/15/30(a)	2,810	2,825,926
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	10,263	9,875,554
5.50%, 06/01/28(a)	15,567	15,522,740
Opal Bidco SAS, 6.50%, 03/31/32(a)	23,429	23,563,647
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(f)	10,513	9,799,183
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	5,167	3,751,107
5.15%, 06/15/30(b)	16,036	15,162,086
6.13%, 09/30/32(b)	15,532	14,756,534
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	12,793	11,729,651
6.25%, 07/15/34(a)	2,748	2,754,869
		116,097,799
Distribution & Wholesale — 0.5%
ADI Escrow Issuer LLC, 7.13%, 07/15/34(a)	870	886,916
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	7,024	6,665,140
4.00%, 01/15/28(a)	12,144	11,958,658
Core & Main LP, 6.00%, 07/01/34(a)	4,978	4,950,188
Dealer Tire Financial LLC, 10.38%, 10/01/31(a)	7,245	7,036,648
Gates Corp./DE, 6.88%, 07/01/29(a)	10,042	10,244,085
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	11,403	11,504,726
7.75%, 03/15/31(a)(b)	13,996	14,443,192
Resideo Funding II LLC
4.00%, 09/01/29(a)(b)	5,723	5,419,143
6.50%, 07/15/32(a)(b)	12,550	12,554,228
S&S Holdings LLC, 8.38%, 10/01/31(a)	12,230	11,809,870
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	9,748	9,660,827
Veritiv Operating Co., 10.50%, 11/30/30(a)	21,452	22,008,250
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	16,206	16,861,646
		146,003,517
Diversified Financial Services — 5.4%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(b)(g)	10,815	10,564,176
6.70%, 02/14/33(b)	11,414	11,634,554

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	$6,030	$6,014,245
10.00%, 08/15/30(a)(b)	14,282	15,065,639
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	8,040	8,130,731
Azorra Finance Ltd.
6.25%, 02/15/34(a)(b)	7,475	7,331,295
7.25%, 01/15/31(a)	10,360	10,670,033
7.75%, 04/15/30(a)	11,046	11,432,643
Bread Financial Holdings, Inc.
6.75%, 05/15/31(a)(b)	9,976	10,170,053
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(g)	6,627	6,859,502
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	6,727	6,626,700
6.88%, 04/15/30(a)(b)	6,559	6,231,050
7.50%, 07/15/33(a)(b)	10,622	8,956,258
8.50%, 01/15/34(a)(b)	7,878	6,814,470
9.25%, 07/01/31(a)(b)	13,271	12,937,413
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	11,419	11,299,162
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)(b)	7,495	6,510,894
12.25%, 11/01/29(a)(b)	4,840	4,916,791
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	23,247	22,064,946
3.63%, 10/01/31(a)(b)	16,098	13,921,475
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	8,106	8,097,286
9.25%, 12/15/28(a)(b)	11,881	12,299,366
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	15,665	15,149,094
6.75%, 12/01/32(a)	13,141	12,539,542
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	9,825	9,866,727
6.63%, 06/01/32(a)(b)	12,608	12,625,298
8.50%, 05/15/30(a)(b)	10,220	10,820,527
Enova International, Inc.
9.13%, 08/01/29(a)	10,896	11,398,785
11.25%, 12/15/28(a)	7,549	7,932,104
EZCORP, Inc., 7.38%, 04/01/32(a)(b)	4,870	5,091,424
Figure Technology Solutions, Inc., 8.50%, 07/31/31(a)(b)	10,400	10,236,142
First Eagle Holdings, Inc., 7.25%, 08/15/32(a)	7,543	7,631,065
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	19,948	19,823,325
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)(b)	15,848	15,277,269
7.88%, 04/01/33(a)	10,696	10,315,473
8.00%, 02/01/32(a)	5,785	5,739,731
8.38%, 04/01/32(a)	11,531	11,581,725
9.13%, 05/15/31(a)	12,251	12,558,941
9.25%, 02/01/29(a)	21,235	21,823,469
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	6,622	6,580,612
6.88%, 04/15/29(a)(b)	7,202	7,319,054
8.00%, 06/15/28(a)	11,512	11,907,955
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	21,930	22,279,213
goeasy Ltd.
6.88%, 05/15/30(a)(b)	7,916	7,159,722
Security	Par (000)	Value
Diversified Financial Services (continued)
6.88%, 02/15/31(a)(b)	$9,119	$8,155,926
7.38%, 10/01/30(a)(b)	7,453	6,831,537
7.63%, 07/01/29(a)(b)	11,706	11,114,571
9.25%, 12/01/28(a)(b)	11,307	11,173,596
Hightower Holding LLC
6.75%, 04/15/29(a)	4,223	4,207,260
9.13%, 01/31/30(a)	7,229	7,491,239
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)(b)	9,874	9,580,011
6.13%, 11/01/32(a)(b)	31,191	31,035,027
6.75%, 05/01/33(a)(b)	31,110	31,704,792
7.13%, 04/30/31(a)(b)	25,900	26,729,396
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	21,538	20,822,829
6.63%, 10/15/31(a)(b)	11,436	11,232,021
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)(b)	10,109	10,555,777
9.50%, 02/15/29(a)	8,706	9,076,318
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	9,905	7,970,031
8.75%, 11/01/27(a)(b)	6,945	6,272,320
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	7,302	7,286,339
Navient Corp.
4.88%, 03/15/28(b)	9,955	9,730,311
5.50%, 03/15/29(b)	15,136	14,497,029
5.63%, 08/01/33(b)	11,254	9,284,692
7.88%, 06/15/32(b)	10,236	9,589,863
9.38%, 07/25/30	9,974	10,117,346
9.38%, 10/15/31	6,055	6,048,672
11.50%, 03/15/31	10,494	11,081,024
OneMain Finance Corp.
3.88%, 09/15/28(b)	11,273	10,893,407
4.00%, 09/15/30	16,089	14,751,256
5.38%, 11/15/29	14,854	14,516,545
6.13%, 05/15/30	13,530	13,448,735
6.50%, 03/15/33(b)	16,646	16,250,664
6.63%, 01/15/28(b)	14,634	14,774,150
6.63%, 05/15/29(b)	16,866	17,072,330
6.75%, 03/15/32	11,432	11,376,603
6.75%, 09/15/33(b)	18,820	18,516,637
7.13%, 11/15/31(b)	13,833	14,018,224
7.13%, 09/15/32(b)	13,450	13,590,821
7.50%, 05/15/31	14,730	15,098,250
7.88%, 03/15/30(b)	14,265	14,766,971
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	22,851	22,932,702
8.00%, 08/01/33(a)(b)	14,239	14,448,356
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 7.75%, 05/15/31(a)(b)	10,753	10,631,137
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	12,883	12,209,044
5.75%, 09/15/31(a)(b)	11,428	10,592,978
6.75%, 02/15/34(a)	13,067	12,119,968
6.88%, 05/15/32(a)	18,387	17,576,054
6.88%, 02/15/33(a)	17,951	17,032,760
7.13%, 11/15/30(a)	13,712	13,669,217
7.88%, 12/15/29(a)	16,523	16,964,709
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)(b)	13,757	13,630,622
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)(b)	14,494	15,006,030

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Planet Financial Group LLC, 10.50%, 12/15/29(a)	$13,073	$12,755,529
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	6,213	5,885,389
8.38%, 02/01/28(a)	9,349	9,468,733
8.88%, 01/31/30(a)(b)	11,116	11,445,601
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	11,757	12,139,302
Rfna LP, 7.88%, 02/15/30(a)(b)	9,429	9,425,694
Rocket Companies, Inc.
6.13%, 08/01/30(a)(b)	43,588	43,941,368
6.38%, 08/01/33(a)	39,670	39,905,734
Rocket Cos, Inc.
6.13%, 08/01/31(a)	11,872	11,926,101
6.50%, 08/01/29(a)	13,997	14,180,851
6.50%, 06/15/34(a)	8,548	8,615,563
7.13%, 02/01/32(a)	18,406	18,865,156
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	13,533	12,944,057
3.88%, 03/01/31(a)	24,853	23,024,237
4.00%, 10/15/33(a)(b)	16,825	14,859,217
SLM Corp.
6.50%, 01/31/30(b)	10,731	10,854,095
6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(g)	4,670	4,653,277
Stonebriar ABF Issuer LLC
7.00%, 08/15/31(a)(b)	9,065	9,071,842
8.13%, 12/15/30(a)(b)	15,267	15,895,603
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	13,678	13,883,991
StoneX Group, Inc., 7.88%, 03/01/31(a)	13,451	14,009,405
Synchrony Financial, 7.25%, 02/02/33	17,296	17,776,236
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	7,844	8,128,784
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	13,025	12,164,472
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	22,190	19,798,983
6.63%, 02/01/30(a)(b)	17,891	16,596,520
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(b)	9,537	9,815,747
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	10,630	11,022,619
WS Escrow LLC, 7.75%, 06/01/33(a)(b)	7,759	8,027,904
		1,552,763,986
Electric — 3.0%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	8,537	8,383,778
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	17,756	18,051,779
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	15,088	14,743,930
6.75%, 10/15/32(a)	21,357	21,543,191
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)(b)	6,828	6,699,368
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	20,795	20,504,461
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	18,018	16,527,875
3.75%, 01/15/32(a)	4,415	3,963,187
4.75%, 03/15/28(a)	17,136	16,911,732
5.75%, 01/15/34(a)(b)	12,260	11,821,716
Security	Par (000)	Value
Electric (continued)
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	$10,672	$10,838,372
DPL LLC, 4.35%, 04/15/29	7,958	7,750,798
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(g)	9,862	10,177,190
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	8,501	8,697,305
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	30,510	35,328,261
Emera U.S. Finance LLC
Series A, 6.65%, 10/01/56, (5-year CMT + 2.87%)(g)	6,990	7,021,413
Series B, 6.85%, 10/01/56, (5-year CMT + 2.65%)(b)(g)	7,344	7,400,035
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(g)	13,459	13,285,574
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	11,376	11,776,777
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)(b)	9,883	9,695,235
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	7,132	6,768,607
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	11,768	12,182,575
NRG Energy, Inc.
3.38%, 02/15/29(a)(b)	9,912	9,407,358
3.63%, 02/15/31(a)	20,388	18,786,092
3.88%, 02/15/32(a)	8,835	8,082,285
5.25%, 06/15/29(a)	15,037	14,894,370
5.75%, 01/15/28	14,583	14,589,475
5.75%, 07/15/29(a)	16,018	16,008,786
5.75%, 01/15/34(a)	25,134	24,478,083
5.88%, 05/15/34(a)(b)	16,734	16,427,769
6.00%, 02/01/33(a)	18,027	17,972,805
6.00%, 01/15/36(a)(b)	49,974	48,893,307
6.13%, 05/15/36(a)	15,411	15,212,281
6.25%, 11/01/34(a)(b)	19,404	19,352,869
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(b)(g)	17,638	17,365,339
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	15,639	15,554,354
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)(b)	14,805	14,457,293
PG&E Corp.
5.00%, 07/01/28(b)	21,777	21,571,456
5.25%, 07/01/30(b)	19,461	19,138,683
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	17,513	17,330,283
7.38%, 03/15/55, (5-year CMT + 3.88%)(g)	28,647	29,088,708
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(g)	8,066	8,087,881
7.25%, 09/15/56, (5-year CMT + 2.85%)(g)	8,647	8,674,955
Talen Energy Supply LLC
6.25%, 02/01/34(a)(b)	28,275	27,732,432
6.50%, 02/01/36(a)(b)	26,855	26,519,998
TransAlta Corp.
5.88%, 02/01/34	7,561	7,370,783
6.50%, 03/15/40	5,073	4,882,763
VoltaGrid LLC, 7.38%, 11/01/30(a)	46,496	46,727,113
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	9,585	9,474,752
7.25%, 01/15/29(a)(b)	15,759	16,252,062

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.75%, 04/15/34(a)(b)	$14,978	$15,685,426
8.38%, 01/15/31(a)(b)	16,909	17,971,342
8.63%, 03/15/33(a)(b)	18,593	19,864,482
		847,928,744
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	14,484	13,949,339
4.75%, 06/15/28(a)(b)	12,070	11,945,870
6.00%, 09/15/33(a)(b)	7,695	7,291,745
EnerSys
4.38%, 12/15/27(a)	4,995	4,934,978
6.63%, 01/15/32(a)	5,259	5,321,887
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	10,661	10,483,427
5.50%, 04/15/34(a)	13,491	13,105,962
6.38%, 03/15/29(a)	17,119	17,360,515
6.38%, 03/15/33(a)(b)	16,441	16,716,765
6.63%, 03/15/32(a)(b)	16,033	16,357,331
		117,467,819
Electronics — 0.4%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	7,403	7,015,392
Coherent Corp., 5.00%, 12/15/29(a)(b)	18,052	17,663,658
Ingram Micro, Inc., 4.75%, 05/15/29(a)	41,675	40,552,304
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	3,239	3,116,920
5.88%, 09/01/30(a)(b)	8,826	8,833,246
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	13,684	12,733,929
4.38%, 02/15/30(a)	8,138	7,847,573
6.63%, 07/15/32(a)(b)	9,087	9,302,798
TTM Technologies, Inc., 4.00%, 03/01/29(a)	10,089	9,693,713
		116,759,533
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	13,583	12,991,241
5.00%, 01/31/28(a)	15,330	15,167,229
		28,158,470
Engineering & Construction — 0.6%
AECOM, 6.00%, 08/01/33(a)(b)	25,807	25,659,712
Artera Services LLC, 8.50%, 02/15/31(a)(b)	11,445	10,425,708
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	8,263	8,420,883
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	29,285	25,361,466
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(a)(b)	9,134	9,360,487
Dycom Industries, Inc., 4.50%, 04/15/29(a)(b)	9,775	9,488,308
Fluor Corp., 4.25%, 09/15/28	8,970	8,786,411
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(a)	5,900	5,883,364
6.38%, 07/15/34(a)	6,190	6,232,282
7.50%, 04/15/32(a)	5,474	5,698,204
Granite Construction, Inc., 6.38%, 06/15/34(a)	9,056	9,030,098
HTA Group Ltd./Mauritius
6.75%, 04/01/31(a)(b)	5,792	5,838,681
7.50%, 06/04/29(a)	6,946	7,102,506
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(a)(b)	7,227	7,234,971
Tutor Perini Corp., 6.63%, 07/15/33(a)	4,820	4,837,804
Security	Par (000)	Value
Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(a)	$8,584	$8,435,982
6.75%, 01/15/34(a)	10,754	10,753,070
		168,549,937
Entertainment — 2.5%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	9,502	4,655,980
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/28(a)	4,539	1,815,600
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)(b)	9,940	9,621,910
Banijay Entertainment SAS, 8.13%, 05/01/29(a)	6,065	6,200,595
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	16,394	16,204,303
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)(b)	16,037	15,475,091
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	23,661	22,483,539
6.00%, 10/15/32(a)(b)	21,161	18,559,575
6.50%, 02/15/32(a)(b)	29,888	28,560,055
7.00%, 02/15/30(a)(b)	41,628	41,765,705
Churchill Downs, Inc.
4.75%, 01/15/28(a)(b)	13,196	13,066,791
5.75%, 04/01/30(a)(b)	21,914	21,849,176
6.75%, 05/01/31(a)(b)	11,570	11,707,602
Cinemark USA, Inc.
5.25%, 07/15/28(a)	15,719	15,607,650
7.00%, 08/01/32(a)(b)	10,067	10,320,145
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)(b)	11,181	11,288,092
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)	10,118	9,928,288
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	21,545	21,167,962
7.25%, 11/15/29(a)	10,339	10,508,218
7.50%, 09/01/31(a)(b)	11,531	11,877,633
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	8,867	8,681,501
4.75%, 10/15/27(a)(b)	16,752	16,665,779
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	7,957	6,232,389
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(b)	13,038	12,661,672
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)	16,034	16,678,294
11.88%, 04/15/31(a)	15,070	16,333,755
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,653	6,315,350
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	6,434	5,043,313
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)(b)	7,501	7,502,133
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	6,995	6,667,272
6.75%, 04/01/31(a)(b)	13,524	13,572,876
Pioneer Opco LLC, 7.00%, 05/15/33(a)	2,225	2,246,498
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	11,986	8,473,982
5.88%, 09/01/31(a)	10,743	7,119,397

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	$19,963	$17,962,470
4.63%, 04/06/31(a)(b)	6,905	5,802,024
8.45%, 07/27/30(a)(b)	7,847	7,742,544
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	12,691	12,747,247
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)(b)	12,777	12,856,358
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	17,278	13,996,045
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	14,097	13,733,140
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	18,098	17,746,797
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	9,658	9,249,018
6.50%, 10/01/28(b)	5,038	5,040,806
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	19,690	19,823,774
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	21,787	22,035,655
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	6,798	6,758,461
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	6,259	5,982,516
Vail Resorts, Inc.
5.63%, 07/15/30(a)(b)	10,363	10,317,714
6.50%, 05/15/32(a)	12,749	12,908,374
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	34,117	36,248,542
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	14,597	14,445,358
6.25%, 03/15/33(a)(b)	17,166	17,015,689
7.13%, 02/15/31(a)(b)	21,917	22,965,772
		722,236,425
Environmental Control — 0.7%
Clean Harbors, Inc.
5.13%, 07/15/29(a)(b)	5,040	4,978,136
5.75%, 10/15/33(a)	12,129	12,058,430
6.38%, 02/01/31(a)(b)	8,664	8,752,880
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/34(a)	17,668	16,343,904
5.63%, 07/01/31(a)(b)	12,972	12,603,031
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	14,571	14,209,023
4.38%, 08/15/29(a)	10,160	9,768,446
4.75%, 06/15/29(a)	14,795	14,415,996
6.75%, 01/15/31(a)	19,373	19,607,433
Luna 1.5 SARL, 12.00%, 07/01/32, (12.00% PIK)(a)(f)	6,539	6,944,894
Madison IAQ LLC
4.13%, 06/30/28(a)	11,749	11,501,608
5.88%, 06/30/29(a)	18,974	18,974,474
Reworld Holding Corp., 4.88%, 12/01/29(a)(b)	13,066	12,400,188
Security	Par (000)	Value
Environmental Control (continued)
Waste Pro USA, Inc., 7.00%, 02/01/33(a)(b)	$15,764	$15,977,287
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	9,622	9,636,414
		188,172,144
Food — 2.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	26,110	24,573,215
4.88%, 02/15/30(a)(b)	19,930	19,024,207
5.50%, 03/31/31(a)	13,202	12,685,427
5.63%, 03/31/32(a)(b)	24,437	23,244,521
5.75%, 03/31/34(a)(b)	31,215	29,021,893
6.25%, 03/15/33(a)(b)	12,403	12,013,185
6.50%, 02/15/28(a)	15,928	16,027,279
B&G Foods, Inc.
8.00%, 09/15/28(a)(b)	14,875	14,542,138
11.00%, 06/15/31(a)(b)	8,212	7,287,897
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	7,311	6,724,680
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)(b)	7,873	7,780,052
6.38%, 04/15/34(a)(b)	12,714	12,746,573
7.63%, 07/01/29(a)(b)	8,250	8,507,573
Fiesta Purchaser, Inc.
7.88%, 03/01/31(a)(b)	10,654	10,658,091
9.63%, 09/15/32(a)(b)	9,865	9,242,867
Froneri Lux FinCo SARL, 6.00%, 08/01/32(a)	12,608	12,323,314
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(a)(b)	17,580	17,849,062
Ingles Markets, Inc., 4.00%, 06/15/31(a)(b)	6,856	6,363,135
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)(b)	8,776	8,922,998
9.00%, 02/15/29(a)	17,583	18,312,888
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	18,076	17,209,963
4.38%, 01/31/32(a)(b)	14,539	13,627,052
4.88%, 05/15/28(a)(b)	9,334	9,254,149
Performance Food Group, Inc.
4.25%, 08/01/29(a)	19,082	18,448,111
5.63%, 03/01/34(a)(b)	21,270	20,631,839
6.13%, 09/15/32(a)	19,302	19,356,528
Pilgrim's Pride Corp.
3.50%, 03/01/32	14,932	13,437,586
4.25%, 04/15/31	13,901	13,217,200
6.25%, 07/01/33	15,045	15,439,660
6.88%, 05/15/34	8,606	9,162,550
Post Holdings, Inc.
4.50%, 09/15/31(a)	20,665	19,152,060
4.63%, 04/15/30(a)(b)	31,717	30,551,553
6.25%, 02/15/32(a)(b)	19,251	19,328,774
6.25%, 10/15/34(a)(b)	23,349	22,701,458
6.38%, 03/01/33(a)(b)	23,430	23,074,030
6.50%, 03/15/36(a)(b)	26,803	26,143,504
Safeway, Inc., 7.25%, 02/01/31(b)	5,050	5,236,295
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	17,740	17,147,828
U.S. Foods, Inc.
4.63%, 06/01/30(a)(b)	8,882	8,629,972
4.75%, 02/15/29(a)	17,600	17,341,996
5.75%, 04/15/33(a)(b)	8,763	8,670,281

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.88%, 09/15/28(a)	$6,615	$6,747,717
7.25%, 01/15/32(a)	8,955	9,252,691
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	7,250	7,249,999
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31(a)(b)	17,010	17,072,905
Series JUL, 8.63%, 11/01/31(a)	5,365	5,384,841
		671,321,537
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	20,153	20,087,370
TKC Holdings, Inc.
8.50%, 08/15/30(a)	19,458	19,890,921
12.00%, 02/15/31(a)	14,481	15,220,269
		55,198,560
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)	5,637	5,621,456
Domtar Corp., 6.75%, 10/01/28(a)(b)	12,968	9,208,825
Magnera Corp.
4.75%, 11/15/29(a)(b)	9,883	9,208,092
7.25%, 11/15/31(a)(b)	14,779	14,464,946
Mercer International, Inc.
5.13%, 02/01/29	13,181	7,687,423
12.88%, 10/01/28(a)	6,622	3,244,780
		49,435,522
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(g)	17,219	17,811,437
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	9,124	9,265,322
9.38%, 06/01/28(a)(b)	2,345	2,397,441
9.50%, 06/01/30(a)(b)	11,094	11,894,720
		41,368,920
Health Care - Products — 0.6%
Avantor Funding, Inc.
3.88%, 11/01/29(a)(b)	15,359	14,652,125
4.63%, 07/15/28(a)	29,773	29,364,035
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	26,437	27,097,925
Dentsply Sirona, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	11,435	11,408,126
Embecta Corp., 5.00%, 02/15/30(a)(b)	9,629	7,432,391
Insulet Corp., 6.50%, 04/01/33(a)(b)	9,735	9,862,811
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 10/01/29(a)	45,666	45,238,968
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	6,468	6,770,107
Teleflex, Inc.
4.25%, 06/01/28(a)	9,213	9,024,277
5.88%, 01/15/32(a)(b)	7,131	7,069,327
		167,920,092
Health Care - Services — 4.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	9,759	9,553,472
5.50%, 07/01/28(a)(b)	9,213	9,153,611
7.38%, 03/15/33(a)(b)	10,391	10,715,688
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(b)	6,076	5,994,857
Centene Corp.
2.45%, 07/15/28	20,182	19,156,217
2.50%, 03/01/31	43,141	37,510,452
Security	Par (000)	Value
Health Care - Services (continued)
2.63%, 08/01/31(b)	$26,077	$22,593,228
3.00%, 10/15/30	43,189	38,811,834
3.38%, 02/15/30	41,042	37,959,290
4.63%, 12/15/29(b)	63,135	61,249,612
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	9,345	8,929,387
4.00%, 03/15/31(a)	9,301	8,676,427
4.25%, 05/01/28(a)(b)	8,979	8,808,605
Charlotte Buyer, Inc., 8.00%, 06/30/31(a)(b)	6,446	6,516,642
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	13,285	11,850,147
5.25%, 05/15/30(a)(b)	31,534	29,118,868
6.00%, 01/15/29(a)(b)	11,559	11,356,717
6.13%, 04/01/30(a)(b)	24,674	20,730,271
6.88%, 04/15/29(a)(b)	23,803	22,956,339
9.75%, 01/15/34(a)(b)	32,983	33,413,824
10.88%, 01/15/32(a)	28,115	29,655,590
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(b)	12,531	12,885,590
DaVita, Inc.
3.75%, 02/15/31(a)(b)	29,605	27,307,967
4.63%, 06/01/30(a)	58,566	56,453,722
6.75%, 07/15/33(a)(b)	21,507	22,048,675
6.88%, 09/01/32(a)(b)	21,261	21,849,122
Encompass Health Corp.
4.50%, 02/01/28	6,291	6,223,991
4.63%, 04/01/31	7,993	7,693,519
4.75%, 02/01/30(b)	14,367	14,050,541
5.88%, 06/01/34(a)	6,173	6,111,611
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	10,717	10,913,003
Global Medical Response, Inc., 7.38%, 10/01/32(a)(b)	20,643	21,006,756
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	13,395	12,155,962
HealthEquity, Inc., 4.50%, 10/01/29(a)(b)	10,491	10,168,571
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(b)(g)	13,674	13,454,822
IQVIA, Inc.
6.25%, 06/01/32(a)(b)	39,773	40,284,521
6.50%, 05/15/30(a)	8,553	8,714,771
Kedrion SpA, 6.50%, 09/01/29(a)	13,637	13,445,075
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	10,673	10,128,376
7.00%, 05/01/34(a)(b)	25,448	23,769,461
8.38%, 02/15/32(a)	15,712	15,818,732
9.88%, 08/15/30(a)	17,147	18,000,783
10.00%, 06/01/32(a)(b)	16,218	15,570,386
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	11,482	10,617,551
3.88%, 05/15/32(a)(b)	14,013	12,530,844
4.38%, 06/15/28(a)	14,153	13,852,055
6.25%, 01/15/33(a)(b)	14,677	14,513,607
6.50%, 02/15/31(a)	15,382	15,523,437
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	14,577	11,224,755
6.75%, 03/31/31, (6.00 % Cash and 0.75 % PIK)(a)(b)(f)	12,982	7,724,237
11.50%, 12/31/30, (6.50 % Cash and 5.00 % PIK)(a)(b)(f)	10,961	10,303,040
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	27,464	28,964,990

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Option Care Health, Inc., 4.38%, 10/31/29(a)	$10,261	$9,851,844
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	7,415	7,251,841
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	33,883	35,328,448
Quorum Health Corp., 11.63%, 04/15/23(d)	1,183	—
Radiology Partners, Inc.
8.50%, 07/15/32(a)(b)	17,405	18,290,392
9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	14,484	14,366,271
Select Medical Corp., 6.25%, 12/01/32(a)(b)	11,925	11,454,107
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	14,636	15,157,890
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	20,310	21,327,836
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	24,607	24,683,638
Team Health Holdings, Inc.
8.38%, 06/30/28(a)	7,197	7,193,042
13.50%, 06/30/28, (9.00 % Cash and 4.50 % PIK)(a)(b)(f)	1,658	1,693,568
TEAM Services Holding, Inc., 9.00%, 02/15/33(a)(b)	14,009	14,186,872
Tenet Healthcare Corp.
4.25%, 06/01/29	27,823	26,978,781
4.38%, 01/15/30(b)	30,493	29,411,102
4.63%, 06/15/28	10,362	10,258,689
5.13%, 11/01/27	23,359	23,345,548
5.50%, 11/15/32(a)(b)	28,541	28,101,131
6.00%, 11/15/33(a)(b)	14,145	14,190,248
6.13%, 10/01/28(b)	27,364	27,381,431
6.13%, 06/15/30	36,693	36,878,777
6.75%, 05/15/31	24,308	24,789,979
6.88%, 11/15/31(b)	5,830	6,186,236
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	22,120	20,616,707
		1,386,945,929
Holding Companies - Diversified — 0.8%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	13,168	12,789,585
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	5,085	4,665,903
5.25%, 04/15/29(a)	21,004	20,000,688
FS KKR Capital Corp.
3.13%, 10/12/28(b)	13,687	12,865,784
6.13%, 01/15/30(b)	14,728	14,356,143
6.13%, 01/15/31(b)	7,947	7,647,197
6.88%, 08/15/29(b)	13,999	14,056,901
7.50%, 08/01/31(b)	15,775	15,801,744
7.88%, 01/15/29(b)	8,522	8,764,956
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	11,644	11,733,053
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	7,703	8,086,201
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	13,422	11,684,118
9.00%, 06/15/30(b)	14,183	13,492,433
9.75%, 01/15/29(b)	14,688	14,627,082
10.00%, 11/15/29(a)	19,503	19,535,082
Prospect Capital Corp., 3.44%, 10/15/28(b)	5,880	5,506,679
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Stena International SA
7.25%, 01/15/31(a)	$18,642	$18,974,331
7.63%, 02/15/31(a)(b)	8,632	8,897,745
		223,485,625
Home Builders — 1.1%
Adams Homes, Inc., 9.25%, 10/15/28(a)(b)	7,778	8,006,440
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	6,342	6,089,724
4.63%, 04/01/30(a)	7,936	7,534,885
6.88%, 08/01/33(a)	8,999	8,978,031
Beazer Homes USA, Inc.
7.25%, 10/15/29(b)	7,053	7,143,624
7.50%, 03/15/31(a)	4,830	4,858,178
8.00%, 01/15/32(a)	4,700	4,792,797
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	9,956	9,276,905
5.00%, 06/15/29(a)(b)	6,113	5,799,512
6.25%, 09/15/27(a)	10,776	10,774,447
Century Communities, Inc.
3.88%, 08/15/29(a)	10,521	9,977,253
6.63%, 09/15/33(a)(b)	10,513	10,547,516
Dream Finders Homes, Inc.
6.88%, 09/15/30(a)(b)	6,420	6,266,232
8.25%, 08/15/28(a)(b)	6,613	6,744,387
Empire Communities Corp., 9.75%, 05/01/29(a)	8,910	9,155,916
Forestar Group, Inc.
5.00%, 03/01/28(a)	5,320	5,281,024
6.50%, 03/15/33(a)(b)	10,513	10,534,794
Installed Building Products, Inc., 5.63%, 02/01/34(a)(b)	10,183	9,829,640
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(b)	9,432	9,614,311
8.38%, 10/01/33(a)(b)	9,685	9,841,984
KB Home
4.00%, 06/15/31(b)	7,498	6,925,875
4.80%, 11/15/29(b)	6,317	6,124,011
7.25%, 07/15/30(b)	7,027	7,121,042
LGI Homes, Inc.
4.00%, 07/15/29(a)(b)	6,241	5,767,466
7.00%, 11/15/32(a)(b)	7,622	7,429,406
8.75%, 12/15/28(a)(b)	8,721	8,953,711
M/I Homes, Inc.
3.95%, 02/15/30	5,856	5,517,565
4.95%, 02/01/28	7,408	7,341,149
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	11,561	11,079,646
6.00%, 12/15/33(a)	9,628	9,164,645
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	7,347	7,494,036
9.25%, 10/01/29(a)(b)	7,860	7,966,888
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	8,386	8,272,091
4.75%, 04/01/29(b)	5,638	5,476,284
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	5,959	6,181,414
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	9,165	9,141,960
5.75%, 01/15/28(a)	8,379	8,453,003
5.75%, 11/15/32(a)(b)	10,134	10,373,122

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	$9,604	$9,052,343
Tri Pointe Homes, Inc., 5.70%, 06/15/28(b)	7,162	7,164,621
		316,047,878
Home Furnishings — 0.5%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	12,671	10,453,667
14.00%, 11/15/29, (16.00% PIK)(a)(f)	6,681	1,653,422
Somnigroup International, Inc.
3.88%, 10/15/31(a)	17,628	16,069,412
4.00%, 04/15/29(a)	18,050	17,349,482
Whirlpool Corp.
2.40%, 05/15/31	6,383	4,695,800
4.50%, 06/01/46(b)	10,274	5,771,762
4.60%, 05/15/50	10,557	5,874,427
4.70%, 05/14/32	6,549	5,093,405
4.75%, 02/26/29(b)	14,819	13,824,762
5.15%, 03/01/43	4,608	2,715,496
5.50%, 03/01/33(b)	6,538	5,089,532
5.75%, 03/01/34	6,105	4,625,451
6.13%, 06/15/30(b)	12,733	11,570,321
6.50%, 06/15/33(b)	12,515	10,604,552
7.50%, 07/01/31(a)(b)	12,616	12,537,230
7.88%, 07/01/34(a)(b)	13,102	12,386,620
		140,315,341
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	12,164	11,465,767
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	9,816	6,874,243
10.75%, 06/30/32(a)	7,999	2,519,685
		20,859,695
Housewares — 0.5%
American Greetings Corp., 8.88%, 01/15/32(a)	8,130	8,017,846
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)	14,536	7,133,212
Central Garden & Pet Co.
4.13%, 10/15/30(b)	10,757	10,162,904
4.13%, 04/30/31(a)(b)	8,108	7,558,312
5.13%, 02/01/28(b)	4,563	4,558,448
Newell Brands, Inc.
6.38%, 09/15/27	8,269	8,294,096
6.38%, 05/15/30(b)	14,071	14,225,510
6.63%, 09/15/29(b)	9,447	9,560,628
6.63%, 05/15/32(b)	10,117	10,235,601
7.38%, 04/01/36(b)	6,961	7,014,196
7.50%, 04/01/46	12,018	11,079,636
8.50%, 06/01/28(a)(b)	25,700	26,823,985
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	8,717	8,100,555
4.38%, 02/01/32(b)	8,047	7,442,010
4.50%, 10/15/29(b)	7,513	7,365,919
		147,572,858
Insurance — 2.8%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	12,989	12,109,290
6.00%, 08/01/29(a)(b)	8,416	7,604,193
6.75%, 07/01/32(a)	10,708	9,838,477
7.50%, 11/06/30(a)(b)	22,269	21,537,648
8.25%, 02/01/29(a)(b)	19,421	18,622,113
8.50%, 06/15/29(a)(b)	10,539	10,074,884
Security	Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	$12,405	$12,263,561
5.88%, 11/01/29(a)(b)	6,819	6,713,190
6.50%, 10/01/31(a)	20,366	20,348,805
6.75%, 04/15/28(a)	25,889	26,005,759
7.00%, 01/15/31(a)	29,743	30,181,709
7.38%, 10/01/32(a)(b)	12,316	12,385,093
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	8,211	7,899,265
AmWINS Group, Inc.
4.88%, 06/30/29(a)(b)	14,753	14,200,702
6.38%, 02/15/29(a)	13,583	13,637,916
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)	5,906	5,772,229
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	12,990	13,157,311
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	29,694	30,149,298
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	30,997	30,841,149
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.40%)(b)(g)	5,776	5,843,265
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)(b)	73,272	74,123,860
8.38%, 02/01/34(a)(b)	64,838	59,074,395
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	11,740	11,839,555
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)	12,828	12,542,575
CRC Insurance Group LLC, 7.13%, 06/01/31(a)(b)	65,367	65,243,901
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)(g)	10,120	9,722,544
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(g)	11,139	11,148,992
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	19,181	18,997,779
8.13%, 02/15/32(a)	23,387	21,743,673
HUB International Ltd.
5.63%, 12/01/29(a)	8,747	8,712,632
7.25%, 06/15/30(a)	67,824	69,836,270
7.38%, 01/31/32(a)(b)	41,763	42,713,108
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	5,905	5,561,407
8.50%, 03/15/30(a)(b)	13,843	14,291,804
Liberty Mutual Group, Inc., 4.30%, 02/01/61(a)	14,247	8,729,364
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	7,595	7,147,944
Pelagos Insurance Capital Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(g)	6,203	6,466,094
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	5,823	5,622,353
5.88%, 08/01/32(a)	24,753	24,412,513

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
USI, Inc./New York, 7.50%, 01/15/32(a)	$12,376	$12,630,834
		799,747,454
Internet — 1.8%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	7,564	6,456,214
AP Core Holdings II LLC, 11.00%, 05/15/31(a)	18,520	19,335,102
Arches Buyer, Inc.
4.25%, 06/01/28(a)(b)	17,688	17,134,681
6.13%, 12/01/28(a)(b)	10,026	9,800,753
9.00%, 08/15/31(a)	5,115	5,141,654
Cars.com, Inc., 6.38%, 11/01/28(a)(b)	8,475	8,423,064
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)	9,581	8,527,283
7.00%, 06/15/27(a)	4,799	4,737,411
7.00%, 06/15/27(a)	7,563	7,455,750
Gen Digital, Inc.
6.25%, 04/01/33(a)	18,669	18,377,760
6.75%, 09/30/27(a)	17,827	17,854,436
7.13%, 09/30/30(a)(b)	11,046	11,213,844
Getty Images, Inc.
11.25%, 02/21/30(a)	10,267	8,053,759
14.00%, 03/01/28(a)(b)	4,332	2,922,192
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	14,802	13,849,389
5.25%, 12/01/27(a)	11,081	11,062,503
GrubHub Holdings, Inc., 13.00%, 07/31/30, (7.00% Cash and 7.00% PIK)(a)(b)(f)	10,527	8,867,484
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/28(a)(b)	7,161	6,690,315
5.00%, 05/01/28(a)(b)	6,503	6,095,508
5.75%, 05/15/28(a)(b)	9,088	8,595,796
8.75%, 05/01/29(a)	13,860	12,912,865
9.00%, 08/01/29(a)(b)	9,947	9,271,780
9.50%, 05/30/29(a)(b)	15,345	14,520,106
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	9,119	8,141,891
4.13%, 08/01/30(a)	9,727	9,100,891
4.63%, 06/01/28(a)	10,933	10,759,010
5.00%, 12/15/27(a)	8,609	8,583,652
5.63%, 02/15/29(a)(b)	7,400	7,374,042
6.13%, 09/15/33(a)(b)	14,794	14,404,075
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29(a)(b)	5,160	4,476,576
11.75%, 04/30/29(a)	6,615	3,770,640
Photo Holdings LLC, 12.00%, 07/01/31(a)	17,517	18,046,088
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	17,920	16,988,805
8.13%, (5-year CMT + 4.25%)(a)(g)(h)	9,699	9,912,933
9.75%, 04/15/29(a)	41,442	44,996,501
Snap, Inc.
6.88%, 03/01/33(a)(b)	30,275	29,573,355
6.88%, 03/15/34(a)	11,185	10,834,775
Wayfair LLC
6.75%, 11/15/32(a)(b)	15,298	15,573,517
7.13%, 05/31/34(a)(b)	6,838	7,024,616
7.25%, 10/31/29(a)	17,352	17,868,832
7.75%, 09/15/30(a)	14,925	15,639,863
Ziff Davis, Inc., 4.63%, 10/15/30(a)	7,902	7,388,861
Security	Par (000)	Value
Internet (continued)
ZipRecruiter, Inc., 5.00%, 01/15/30(a)(b)	$9,939	$7,692,836
		505,451,408
Iron & Steel — 1.3%
Algoma Steel, Inc., 9.13%, 04/15/29(a)	7,413	6,987,698
Carpenter Technology Corp., 5.63%, 03/01/34(a)(b)	12,788	12,607,331
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	10,728	10,996,483
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	6,924	6,715,729
4.88%, 03/01/31(a)(b)	6,185	5,702,759
6.75%, 04/15/30(a)(b)	14,894	14,981,293
6.88%, 11/01/29(a)(b)	20,061	20,274,950
7.00%, 03/15/32(a)(b)	28,595	28,654,906
7.38%, 05/01/33(a)(b)	18,419	18,616,286
7.50%, 09/15/31(a)	15,953	16,281,424
7.63%, 01/15/34(a)(b)	24,749	25,043,266
Commercial Metals Co.
3.88%, 02/15/31(b)	5,888	5,481,154
4.13%, 01/15/30(b)	5,935	5,669,266
4.38%, 03/15/32(b)	5,904	5,521,979
5.75%, 11/15/33(a)	22,003	21,610,748
6.00%, 12/15/35(a)(b)	21,657	21,282,353
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	20,794	19,597,570
4.50%, 09/15/27(a)	10,058	9,972,165
5.88%, 04/15/30(a)	8,416	8,436,602
6.13%, 04/15/32(a)(b)	16,336	16,508,105
Hybar LLC, 7.38%, 07/01/34(a)	5,211	5,230,562
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,700	2,838,130
Mineral Resources Ltd.
6.00%, 05/01/32(a)	11,364	11,155,296
6.25%, 05/01/34(a)	12,446	12,130,605
7.00%, 04/01/31(a)	12,482	12,844,826
8.50%, 05/01/30(a)(b)	11,633	11,995,286
9.25%, 10/01/28(a)	14,485	14,898,435
U.S. Steel Corp.
6.65%, 06/01/37(b)	5,900	6,033,269
6.88%, 03/01/29(b)	9,700	9,700,000
		367,768,476
Leisure Time — 1.1%
Acushnet Co., 5.63%, 12/01/33(a)(b)	8,033	7,876,272
Boyne USA, Inc., 4.75%, 05/15/29(a)	13,359	12,982,228
Carnival Corp. Ltd., 6.13%, 02/15/33(a)	9,807	9,807,481
Gaia Purchaser, Inc., 7.63%, 07/15/33(a)	13,368	13,409,100
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)(b)	9,635	7,818,337
Life Time, Inc., 6.00%, 11/15/31(a)(b)	10,000	10,085,190
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	14,009	14,421,453
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	9,665	7,903,387
NCL Corp. Ltd.
5.88%, 01/15/31(a)	24,493	23,408,487
6.25%, 03/01/30(a)(b)	5,852	5,809,119
6.25%, 09/15/33(a)(b)	16,672	15,847,570
6.75%, 02/01/32(a)(b)	36,308	35,587,769
7.75%, 02/15/29(a)(b)	12,846	13,337,128
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	10,431	10,492,689

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Patrick Industries, Inc.
4.75%, 05/01/29(a)	$6,652	$6,489,155
6.38%, 11/01/32(a)	9,855	9,718,158
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(b)	20,198	21,250,821
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	9,030	8,691,375
10.75%, 03/15/30(a)(b)	11,273	10,793,898
11.13%, 07/15/30(a)(b)	28,960	27,874,000
Viking Cruises Ltd.
5.88%, 10/15/33(a)(b)	32,158	31,842,376
7.00%, 02/15/29(a)(b)	8,338	8,355,151
9.13%, 07/15/31(a)(b)	13,994	14,652,159
		328,453,303
Lodging — 1.5%
Boyd Gaming Corp.
4.75%, 12/01/27	18,175	18,078,191
4.75%, 06/15/31(a)(b)	16,180	15,450,057
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	7,646	7,462,572
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	13,601	13,916,709
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	29,172	26,396,296
3.75%, 05/01/29(a)(b)	13,430	12,870,695
4.00%, 05/01/31(a)(b)	19,363	18,170,303
4.88%, 01/15/30(b)	16,266	16,035,522
5.50%, 09/15/31(a)	20,151	19,965,566
5.50%, 03/31/34(a)	19,989	19,581,163
5.75%, 09/15/33(a)	18,654	18,484,193
5.88%, 04/01/29(a)	9,669	9,742,378
5.88%, 03/15/33(a)(b)	18,893	18,887,594
6.13%, 04/01/32(a)(b)	6,422	6,478,045
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	10,319	9,544,257
5.00%, 06/01/29(a)(b)	17,745	17,206,588
6.63%, 01/15/32(a)(b)	19,357	19,401,424
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	9,883	9,527,072
4.75%, 01/15/28(b)	6,603	6,518,331
6.50%, 10/01/33(a)(b)	12,295	12,091,370
MGM Resorts International
4.75%, 10/15/28(b)	14,210	14,068,393
6.13%, 09/15/29(b)	15,363	15,457,575
6.50%, 04/15/32(b)	13,752	13,616,323
Station Casinos LLC
4.50%, 02/15/28(a)	13,650	13,422,128
4.63%, 12/01/31(a)(b)	10,315	9,699,059
6.63%, 03/15/32(a)(b)	11,589	11,710,337
Travel and Leisure Co.
4.50%, 12/01/29(a)(b)	12,859	12,390,201
4.63%, 03/01/30(a)(b)	6,605	6,352,102
6.13%, 09/01/33(a)(b)	10,862	10,666,206
6.25%, 06/01/31(a)	15,988	16,012,589
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)(b)	10,938	10,709,336
5.63%, 03/01/33(a)	12,479	12,144,906
		442,057,481
Security	Par (000)	Value
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(a)(b)	$6,686	$6,512,835
BWX Technologies, Inc.
4.13%, 06/30/28(a)	7,148	6,971,350
4.13%, 04/15/29(a)	7,476	7,176,248
Columbus McKinnon Corp./New York, 7.13%, 02/01/33(a)(b)	18,953	19,095,148
Esab Corp.
5.63%, 04/01/31(a)(b)	18,277	18,056,027
6.25%, 04/15/29(a)	13,790	13,935,967
GrafTech Finance, Inc., 4.63%, 12/23/29(a)(b)	8,227	4,936,975
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)(b)	10,534	10,313,193
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	6,362	6,738,236
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)(b)	10,350	10,738,974
Mueller Water Products, Inc., 4.00%, 06/15/29(a)(b)	8,848	8,475,856
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	20,522	20,159,195
Terex Corp.
5.00%, 05/15/29(a)(b)	10,980	10,826,177
6.25%, 10/15/32(a)(b)	14,072	14,122,504
		158,058,685
Manufacturing — 0.5%
Amsted Industries, Inc.
4.63%, 05/15/30(a)	8,240	7,969,466
6.38%, 03/15/33(a)(b)	10,466	10,555,547
Avient Corp.
6.25%, 11/01/31(a)(b)	14,327	14,432,404
7.13%, 08/01/30(a)(b)	14,583	14,799,135
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	17,903	18,110,889
6.25%, 03/15/33(a)(b)	13,490	13,681,105
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75 % Cash )(a)(b)(f)	5,669	5,778,207
Calderys Financing LLC, 11.25%, 06/01/28(a)	9,909	10,260,839
Enpro, Inc., 6.13%, 06/01/33(a)	7,743	7,756,984
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)(b)	7,798	5,457,500
LSB Industries, Inc., 6.25%, 10/15/28(a)	9,739	9,717,959
Maxam Prill SARL, 7.75%, 07/15/30(a)(b)	10,477	10,752,210
Trinity Industries, Inc., 7.75%, 07/15/28(a)(b)	11,211	11,441,509
		140,713,754
Media — 7.8%
AMC Global Media, Inc.
4.25%, 02/15/29(b)	3,303	2,899,236
10.50%, 07/15/32(a)	31,885	32,844,095
Block Communications, Inc., 10.25%, 03/01/31(a)(b)	8,926	7,755,547
Cable One, Inc., 4.00%, 11/15/30(a)(b)	9,490	3,528,333
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	56,706	50,192,142
4.25%, 01/15/34(a)(b)	36,743	30,000,211
4.50%, 08/15/30(a)(b)	51,186	46,702,224
4.50%, 05/01/32(b)	58,964	50,849,763
4.50%, 06/01/33(a)(b)	33,598	28,584,809
4.75%, 03/01/30(a)	56,929	53,190,222
4.75%, 02/01/32(a)(b)	24,903	21,760,065
5.00%, 02/01/28(a)	52,028	51,364,113

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.38%, 06/01/29(a)	$30,830	$29,941,005
6.38%, 09/01/29(a)	32,118	31,914,879
7.00%, 02/01/33(a)(b)	37,252	35,699,724
7.38%, 03/01/31(a)(b)	21,078	20,995,437
7.38%, 02/01/36(a)(b)	22,943	21,811,672
CSC Holdings LLC
3.38%, 02/15/31(a)	17,205	9,517,039
4.13%, 12/01/30(a)	18,078	10,111,049
4.50%, 11/15/31(a)	25,146	13,928,524
4.63%, 12/01/30(a)	38,235	8,124,938
5.00%, 11/15/31(a)	7,210	1,550,150
5.38%, 02/01/28(a)	18,084	10,481,215
5.75%, 01/15/30(a)	36,830	7,918,450
6.50%, 02/01/29(a)	30,822	17,450,686
7.50%, 04/01/28(a)	16,967	3,926,135
11.25%, 05/15/28(a)	18,278	10,615,809
11.75%, 01/31/29(a)	35,585	20,369,082
Directv Financing LLC, 8.88%, 02/01/30(a)	48,903	49,740,226
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)(b)	4,620	4,609,090
9.25%, 06/01/32(a)	27,290	27,925,448
10.00%, 02/15/31(a)(b)	45,432	47,473,487
Discovery Communications LLC
3.63%, 05/15/30	15,802	14,616,850
4.13%, 05/15/29	11,073	10,879,223
6.35%, 06/01/40	7,846	6,139,495
3.95%, 03/20/28	21,090	20,720,832
5.00%, 09/20/37	8,851	6,483,358
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	52,948	47,048,004
5.05%, 03/15/42(b)	72,777	50,580,015
4.05%, 03/15/29(b)	24,785	24,344,075
5.14%, 03/15/52(b)	16,502	10,488,176
DISH DBS Corp.
5.25%, 12/01/26(a)	13,217	13,150,915
5.75%, 12/01/28(a)	43,898	42,361,570
7.38%, 07/01/28	17,374	16,626,918
5.13%, 06/01/29	25,843	23,420,219
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)(b)	8,207	7,699,728
EchoStar Corp.
6.75%, 11/30/30, (6.00 % Cash and 0.75 % PIK)(b)(f)	43,270	43,884,506
10.75%, 11/30/29	103,114	111,538,683
EW Scripps Co. (The), 9.88%, 08/15/30(a)	14,808	13,034,200
Gray Media, Inc.
4.75%, 10/15/30(a)(b)	14,024	10,837,852
5.38%, 11/15/31(a)	22,775	16,928,885
7.25%, 08/15/33(a)(b)	14,951	14,787,447
9.63%, 07/15/32(a)(b)	22,332	22,572,002
10.50%, 07/15/29(a)	25,600	26,996,736
iHeartCommunications, Inc.
4.75%, 01/15/28(a)(b)	2,422	2,270,119
7.75%, 08/15/30(a)(b)	12,252	10,746,080
9.13%, 05/01/29(a)(b)	13,887	12,869,940
10.88%, 05/01/30(a)(b)	12,618	9,639,846
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	14,410	7,928,813
6.75%, 10/15/27(a)	20,625	11,632,913
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	16,584	16,455,951
Security	Par (000)	Value
Media (continued)
7.38%, 09/01/31(a)(b)	$12,061	$12,213,451
8.00%, 08/01/29(a)	11,619	11,523,106
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	13,122	11,143,667
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	21,453	21,035,922
6.50%, 09/15/33(a)	67,029	66,685,458
7.25%, 04/15/34(a)(b)	32,247	32,319,266
Paramount Global
4.20%, 05/19/32(b)	21,241	18,061,434
4.38%, 03/15/43(b)	27,535	16,834,837
4.60%, 01/15/45	11,639	7,027,580
4.85%, 07/01/42	7,177	4,622,299
4.90%, 08/15/44(b)	10,289	6,402,536
4.95%, 01/15/31	26,658	24,429,442
4.95%, 05/19/50(b)	18,668	11,313,339
5.25%, 04/01/44	3,620	2,333,379
5.50%, 05/15/33	5,469	4,772,969
5.85%, 09/01/43	25,681	18,205,075
5.90%, 10/15/40	2,541	1,845,800
6.88%, 04/30/36(b)	22,632	20,686,459
7.88%, 07/30/30(b)	20,120	20,976,422
Radiate Holdco LLC/Radiate Finance, Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(b)(f)	9,553	7,642,139
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	10,186	9,308,283
5.38%, 01/15/31(a)(b)	6,972	4,043,760
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	10,475	9,060,875
8.13%, 02/15/33(a)	29,650	30,405,304
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	27,035	24,397,557
4.00%, 07/15/28(a)	40,130	39,033,908
4.13%, 07/01/30(a)(b)	28,036	26,204,963
5.00%, 08/01/27(a)	24,662	24,626,277
5.50%, 07/01/29(a)	23,731	23,622,801
5.88%, 04/15/32(a)(b)	22,093	21,679,326
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	23,638	22,161,606
Univision Communications, Inc.
4.50%, 05/01/29(a)(b)	20,550	19,459,835
7.38%, 06/30/30(a)(b)	17,976	17,897,990
8.50%, 07/31/31(a)(b)	24,414	24,359,957
8.88%, 04/15/33(a)	28,693	27,781,268
9.38%, 08/01/32(a)	28,810	28,776,413
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	22,442	23,134,089
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	18,938	11,653,120
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	11,090	6,949,622
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	20,037	16,467,749
5.50%, 05/15/29(a)	30,200	27,112,400
VZ Secured Financing BV
5.00%, 01/15/32(a)	29,094	23,857,171
7.50%, 01/15/33(a)	24,422	21,919,886
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	9,170	7,450,606
Ziggo BV, 4.88%, 01/15/30(a)	20,757	18,692,525
		2,220,590,027

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)(b)	$7,572	$7,331,999
6.38%, 06/15/30(a)	8,569	8,633,944
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	7,440	7,773,944
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)	8,481	8,218,640
TMS International Corp./DE, 6.25%, 04/15/29(a)	5,990	5,987,364
		37,945,891
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	8,912	8,605,898
7.13%, 03/15/31(a)(b)	14,528	14,947,540
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	10,665	10,753,733
6.38%, 09/15/32(a)(b)	10,368	10,435,527
Arcosa, Inc.
4.38%, 04/15/29(a)	6,827	6,670,765
6.88%, 08/15/32(a)	12,512	12,901,161
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	12,930	13,433,378
11.50%, 10/01/31(a)	9,869	10,500,468
Century Aluminum Co., 6.88%, 08/01/32(a)	8,477	8,608,410
Coeur Mining, Inc.
5.13%, 02/15/29(a)(b)	5,991	5,915,338
6.88%, 04/01/32(a)	7,024	7,175,999
Compass Minerals International, Inc., 8.00%, 07/01/30(a)(b)	15,180	15,857,149
Constellium SE
3.75%, 04/15/29(a)(b)	9,394	8,978,256
5.63%, 06/15/28(a)(b)	4,358	4,341,974
6.38%, 08/15/32(a)(b)	6,807	6,862,212
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	10,188	10,176,820
Hudbay Minerals, Inc., 6.13%, 04/01/29(a)(b)	11,284	11,322,445
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	10,295	10,270,409
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	5,910	6,143,367
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	11,717	11,075,886
5.88%, 03/01/34(a)(b)	10,025	9,783,820
Novelis Corp.
3.88%, 08/15/31(a)	13,586	12,331,910
4.75%, 01/30/30(a)	31,480	30,256,926
6.38%, 08/15/33(a)(b)	15,494	15,465,686
6.88%, 01/30/30(a)	15,872	16,285,051
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	6,372	6,533,590
PLS Group Ltd., 6.88%, 05/01/31(a)	10,208	10,346,587
Skeena Resources Ltd., 8.50%, 04/01/31(a)	15,273	15,946,042
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	10,669	11,086,531
		323,012,878
Office & Business Equipment — 0.1%
Xerox Corp.
4.80%, 03/01/35	3,737	1,382,690
6.75%, 12/15/39	5,076	1,878,120
10.25%, 10/15/30(a)	7,070	6,380,675
13.50%, 04/15/31(a)	8,805	6,299,009
Xerox Holdings Corp.
5.50%, 08/15/28(a)	12,351	7,379,722
8.88%, 11/30/29(a)	8,327	3,684,698
Security	Par (000)	Value
Office & Business Equipment (continued)
Zebra Technologies Corp., 6.50%, 06/01/32(a)	$9,611	$9,719,345
		36,724,259
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)(b)	7,209	7,087,598
Oil & Gas — 4.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	20,496	21,264,682
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	10,047	10,011,610
6.63%, 10/15/32(a)(b)	10,792	10,849,359
6.63%, 07/15/33(a)	10,374	10,419,542
9.00%, 11/01/27(a)	2,269	2,405,706
Beusa Investments LLC, 7.00%, 08/01/31(a)	9,980	9,754,153
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	8,407	8,396,611
Borr IHC Ltd./Borr Finance LLC
8.75%, 01/15/32(a)(b)	7,505	7,343,267
9.00%, 01/15/34(a)(b)	13,450	13,175,263
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	14,029	14,813,768
California Resources Corp.
7.00%, 01/15/34(a)	12,752	12,489,721
7.25%, 01/15/35(a)(b)	9,450	9,337,339
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(a)	6,808	7,002,573
9.75%, 02/15/31(a)	10,835	11,591,955
Caturus Energy LLC
7.13%, 05/15/31(a)	9,925	9,838,825
8.50%, 02/15/30(a)	10,546	10,922,977
Chord Energy Corp.
6.00%, 10/01/30(a)	14,588	14,636,870
6.75%, 03/15/33(a)(b)	14,956	15,233,030
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	11,973	12,299,145
CNX Resources Corp.
5.88%, 03/01/34(a)(b)	9,329	9,038,345
7.25%, 03/01/32(a)(b)	11,195	11,512,848
7.38%, 01/15/31(a)	9,678	9,889,668
Comstock Resources, Inc.
5.88%, 01/15/30(a)	18,417	17,350,870
6.75%, 03/01/29(a)	32,468	31,956,351
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	21,036	21,130,999
7.63%, 04/01/32(a)(b)	22,912	23,153,676
7.88%, 04/15/32(a)	21,491	21,885,962
8.38%, 01/15/34(a)(b)	11,972	12,352,722
9.75%, 10/15/30(a)(b)	3,941	4,154,443
CVR Energy, Inc.
7.50%, 02/15/31(a)	10,570	10,708,160
7.88%, 02/15/34(a)(b)	7,050	7,163,963
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	10,329	10,417,726
EnQuest PLC, 9.88%, 04/30/31(a)	11,779	12,246,137
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	13,762	13,930,860
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	11,099	11,077,289
6.00%, 04/15/30(a)(b)	9,594	9,493,504
6.00%, 02/01/31(a)	11,656	11,362,279

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 11/01/28(a)(b)	$10,993	$11,025,528
6.25%, 04/15/32(a)	9,867	9,578,405
6.88%, 05/15/34(a)	8,316	8,145,179
7.25%, 02/15/35(a)(b)	18,232	18,083,072
8.38%, 11/01/33(a)	12,131	12,727,429
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	11,031	11,004,542
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	15,242	15,775,226
Kraken Oil & Gas Partners LLC
7.13%, 05/15/31(a)(b)	6,607	6,515,757
7.63%, 08/15/29(a)	9,893	9,989,635
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/34(a)	6,415	6,417,165
6.88%, 12/01/32(a)	7,915	8,048,740
Matador Resources Co.
6.00%, 04/15/34(a)	13,608	13,161,462
6.25%, 04/15/33(a)(b)	14,722	14,486,220
6.50%, 04/15/32(a)(b)	17,338	17,305,564
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)(b)	14,766	14,800,242
Murphy Oil Corp.
5.88%, 12/01/42	6,834	5,928,715
6.00%, 10/01/32(b)	12,160	12,042,108
6.50%, 02/15/34	9,823	9,713,400
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	13,884	14,161,247
8.88%, 08/15/31(a)(b)	10,958	11,275,497
9.13%, 01/31/30(a)	13,413	14,023,090
Noble Finance II LLC
6.25%, 06/15/34(a)	9,423	9,150,395
8.00%, 04/15/30(a)(b)	21,257	21,975,193
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	14,699	14,709,524
8.75%, 06/15/31(a)(b)	10,482	10,802,763
Par Petroleum LLC, 7.38%, 06/01/34(a)(b)	7,755	8,024,541
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)(b)	6,372	6,471,097
7.88%, 09/15/30(a)(b)	9,291	9,642,386
9.88%, 03/15/30(a)(b)	15,327	16,421,026
Precision Drilling Corp., 6.88%, 01/15/29(a)	8,721	8,759,904
Range Resources Corp., 4.75%, 02/15/30(a)(b)	9,487	9,235,747
Saturn Oil & Gas, Inc., 8.50%, 07/30/31(a)	8,610	8,633,868
Seadrill Finance Ltd., 6.75%, 07/15/34(a)	12,108	11,657,540
SM Energy Co.
6.50%, 07/15/28	7,710	7,715,659
6.63%, 04/15/34(a)(b)	20,148	20,023,604
6.75%, 08/01/29(a)(b)	14,351	14,559,219
7.00%, 08/01/32(a)(b)	15,547	15,795,379
8.63%, 11/01/30(a)	20,818	21,853,446
8.75%, 07/01/31(a)(b)	30,208	31,583,974
9.63%, 06/15/33(a)(b)	16,095	17,704,935
Sunoco LP
4.50%, 10/01/29(a)(b)	14,769	14,304,655
4.63%, 05/01/30(a)(b)	15,189	14,625,046
5.38%, 07/15/31(a)	11,421	11,202,907
5.63%, 03/15/31(a)	19,118	18,869,640
5.63%, 07/15/34(a)(b)	9,791	9,466,454
5.88%, 03/15/34(a)	17,564	17,190,788
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/01/33(a)	$19,189	$19,232,770
6.63%, 08/15/32(a)(b)	9,452	9,541,870
7.00%, 05/01/29(a)	12,538	12,811,028
7.25%, 05/01/32(a)	13,468	13,885,508
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	15,462	15,052,835
4.50%, 04/30/30	15,107	14,574,527
5.88%, 03/15/28	7,031	7,032,814
7.00%, 09/15/28(a)	8,354	8,499,293
Talos Production, Inc.
8.00%, 07/15/34(a)	14,085	14,223,250
9.38%, 02/01/31(a)(b)	12,765	13,458,395
Teine Energy Ltd., 6.88%, 04/15/29(a)	9,099	9,100,702
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	14,375	14,064,428
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	1	330
Transocean International Ltd.
6.80%, 03/15/38(b)	12,915	12,088,246
7.50%, 04/15/31	6,813	6,839,639
7.88%, 10/15/32(a)	8,606	8,963,683
8.25%, 05/15/29(a)(b)	16,938	17,465,805
8.50%, 05/15/31(a)(b)	17,507	18,257,700
8.75%, 02/15/30(a)	15,021	15,601,978
Valaris Ltd., 8.38%, 04/30/30(a)(b)	22,267	23,053,047
Validus Energy II Midcon LLC, 8.00%, 08/01/31(a)(b)	9,100	9,058,852
Vermilion Energy, Inc.
6.88%, 05/01/30(a)(b)	7,002	6,971,234
7.25%, 02/15/33(a)(b)	7,438	7,355,434
W&T Offshore, Inc., 10.75%, 02/01/29(a)(b)	5,435	5,631,149
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	12,964	13,355,487
		1,351,320,115
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)(b)	13,792	13,989,488
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)(b)	14,753	14,438,172
Bristow Group, Inc., 6.75%, 02/01/33(a)	9,902	9,913,358
CHC Group LLC, 11.75%, 09/01/30(a)	9,855	8,391,165
Enerflex, Inc., 6.88%, 01/15/31(a)	8,655	8,796,951
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	6,495	6,811,027
Kodiak Gas Services LLC
5.88%, 04/01/31(a)(b)	20,433	20,203,365
6.50%, 10/01/33(a)	15,835	15,814,516
6.75%, 10/01/35(a)(b)	13,072	13,171,282
Oceaneering International, Inc., 6.88%, 07/15/34(a)	8,910	9,116,828
SESI LLC, 7.88%, 09/30/30(a)	18,175	18,389,934
Star Holding LLC, 8.75%, 08/01/31(a)(b)	6,389	6,524,702
TGS ASA, 8.50%, 01/15/30(a)	6,546	6,847,364
Tidewater, Inc., 9.13%, 07/15/30(a)(b)	13,809	14,758,081
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)(b)	15,195	14,953,266
7.13%, 03/15/29(a)	24,119	24,638,692
Viridien, 10.00%, 10/15/30(a)(b)	7,221	7,537,316
WBI Operating LLC
6.25%, 10/15/30(a)	18,011	18,007,758
6.50%, 10/15/33(a)(b)	11,292	11,271,900

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Weatherford International Ltd., 6.75%, 10/15/33(a)	$24,315	$24,613,612
		268,188,777
Packaging & Containers — 1.9%
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(a)(c)(e)(f)	0 (i)	—
Ardagh Group SA
9.50%, 12/01/30(a)	30,754	32,589,920
11.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	22,348	20,698,861
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	12,857	12,359,691
4.00%, 09/01/29(a)	20,160	19,139,001
6.25%, 01/30/31(a)	12,335	12,418,163
Ball Corp.
2.88%, 08/15/30(b)	23,863	21,579,110
3.13%, 09/15/31(b)	14,846	13,329,248
5.50%, 09/15/33(b)	14,657	14,562,164
6.00%, 06/15/29	17,707	17,946,558
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	9,193	9,143,439
6.75%, 07/15/30(a)(b)	7,219	7,333,566
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	5,517	4,868,752
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	10,294	10,231,892
6.75%, 04/15/32(a)	28,775	27,402,496
6.88%, 01/15/30(a)	9,228	9,148,660
8.75%, 04/15/30(a)(b)	21,319	20,374,656
Crown Americas LLC
5.25%, 04/01/30(b)	9,302	9,281,448
5.88%, 06/01/33	13,451	13,423,615
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	8,310	8,060,921
3.50%, 03/01/29(a)	6,663	6,309,690
3.75%, 02/01/30(a)(b)	7,770	7,242,757
6.38%, 07/15/32(a)(b)	9,670	9,654,433
Iris Holding, Inc., 10.00%, 12/15/28(a)(b)	7,418	6,216,204
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)(b)	50,269	51,269,353
9.25%, 04/15/30(a)	25,495	25,269,465
OI European Group BV, 4.75%, 02/15/30(a)(b)	7,605	6,973,792
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(a)(b)	12,335	11,677,837
7.38%, 06/01/32(a)(b)	6,118	5,648,981
9.50%, 06/01/33(a)(b)	9,315	9,164,309
Sealed Air Corp., 6.88%, 07/15/33(a)	9,100	8,900,027
Silgan Holdings, Inc., 4.13%, 02/01/28(b)	9,842	9,697,151
Sword Purchaser LLC
8.25%, 04/15/33(a)(b)	36,754	37,593,274
10.50%, 04/15/34(a)(b)	9,454	9,773,451
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)(b)	18,781	16,964,011
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)	13,683	13,364,435
TriMas Corp., 4.13%, 04/15/29(a)	8,040	7,680,874
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	$9,659	$10,210,408
12.25%, 01/15/31(a)	13,347	14,769,430
		552,272,043
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 04/15/32(a)	132,780	135,734,089
Accendra Health, Inc., 9.75%, 06/15/33(a)(b)	14,211	9,268,208
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	10,071	9,709,654
5.13%, 03/01/30(a)(b)	12,702	12,248,091
6.13%, 08/01/28(a)(b)	6,727	6,727,000
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	11,901	12,228,218
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	8,567	7,967,536
5.00%, 01/30/28(a)	7,002	6,342,131
5.00%, 02/15/29(a)	7,899	6,042,735
5.25%, 01/30/30(a)	13,167	8,920,642
5.25%, 02/15/31(a)	7,820	4,762,386
6.25%, 02/15/29(a)	15,038	11,804,830
7.25%, 05/30/29(a)	5,436	4,271,609
11.00%, 09/30/28(a)	13,919	14,221,181
14.00%, 10/15/30(a)	5,935	5,384,206
BellRing Brands, Inc., 7.00%, 03/15/30(a)(b)	17,959	17,752,470
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(b)(g)	15,354	15,819,718
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	47,169	48,567,278
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	14,532	14,822,466
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	21,337	22,470,421
Grifols SA, 4.75%, 10/15/28(a)(b)	16,461	16,060,854
Harrow, Inc., 8.63%, 09/15/30(a)(b)	5,062	5,132,362
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	12,631	11,746,695
7.75%, 05/01/33(a)	17,574	17,685,384
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	30,297	29,659,966
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	37,034	36,445,693
5.13%, 04/30/31(a)(b)	27,989	27,702,356
6.75%, 05/15/34(a)	8,696	9,079,294
7.88%, 05/15/34(a)(b)	10,305	10,993,374
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(a)(b)	9,696	8,887,451
		548,458,298
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	10,496	10,463,204
5.75%, 01/15/28(a)	12,099	12,089,720
5.75%, 10/15/33(a)	12,549	12,325,678
5.75%, 07/01/34(a)(b)	11,368	11,142,473
6.63%, 02/01/32(a)	12,291	12,509,620
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	9,410	9,653,361
7.25%, 07/15/32(a)	9,851	10,120,114

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Buckeye Partners LP
4.13%, 12/01/27	$7,140	$7,019,475
4.50%, 03/01/28(a)	8,643	8,528,657
5.60%, 10/15/44(b)	6,101	5,282,319
5.85%, 11/15/43	7,752	6,882,413
6.75%, 02/01/30(a)	9,392	9,622,198
6.88%, 07/01/29(a)	10,958	11,207,053
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	7,896	7,568,896
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	28,592	27,838,284
7.50%, 12/15/33(a)	9,292	9,738,369
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(a)(b)	11,687	11,743,250
7.38%, 06/30/33(a)	13,918	14,233,257
8.63%, 03/15/29(a)	15,307	15,886,140
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(b)(g)	22,814	22,816,532
6.55%, 01/15/57, (5-year CMT + 2.34%)(g)	5,000	4,936,543
6.70%, 01/15/57, (5-year CMT + 2.22%)(g)	10,000	9,852,158
6.75%, 02/15/56, (5-year CMT + 2.48%)(g)	13,749	13,791,622
7.13%, 10/01/54, (5-year CMT + 2.83%)(g)	7,630	7,791,535
8.00%, 05/15/54, (5-year CMT + 4.02%)(g)	16,152	16,950,878
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	6,110	6,401,343
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	13,705	13,669,097
7.88%, 05/15/32(b)	14,526	15,002,932
8.00%, 05/15/33	12,419	12,919,701
8.25%, 01/15/29	12,312	12,697,033
8.88%, 04/15/30	8,777	9,163,337
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	7,727	7,766,593
7.13%, 07/01/33(a)	9,398	9,517,120
8.25%, 01/15/32(a)(b)	9,887	10,306,990
Harvest Midstream I LP
6.75%, 05/15/34(a)	20,723	20,805,498
7.50%, 05/15/32(a)	9,392	9,629,486
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	12,398	11,871,226
5.13%, 06/15/28(a)(b)	10,584	10,540,844
5.50%, 10/15/30(a)	6,558	6,534,696
5.88%, 03/01/28(a)	15,413	15,491,267
6.50%, 06/01/29(a)(b)	11,019	11,205,948
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	14,939	15,105,645
6.63%, 01/15/35(a)	8,320	8,315,438
7.38%, 07/15/32(a)	11,896	12,296,479
ITT Holdings LLC, 6.50%, 08/01/29(a)	25,326	25,041,422
Kinetik Holdings LP
5.88%, 06/15/30(a)	17,942	17,961,880
6.63%, 12/15/28(a)	18,508	18,814,381
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	9,122	9,301,776
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	19,909	20,408,374
8.38%, 02/15/32(a)	27,449	28,543,831
Security	Par (000)	Value
Pipelines (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	$12,494	$12,590,616
NuStar Logistics LP, 6.38%, 10/01/30	13,064	13,327,292
Prairie Acquiror LP, 9.00%, 08/01/29(a)	7,811	8,057,195
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	6,325	6,159,079
4.95%, 07/15/29(a)	10,648	10,502,877
6.75%, 03/15/33(a)	9,912	10,077,461
6.88%, 04/15/40(a)	10,156	10,213,757
7.50%, 07/15/38(a)	4,856	5,104,836
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	12,371	13,054,498
7.63%, 03/01/55, (5-year CMT + 3.95%)(g)	7,936	8,253,638
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	18,820	19,546,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	13,848	13,831,639
6.00%, 12/31/30(a)	13,648	13,550,504
6.00%, 09/01/31(a)	9,933	9,773,895
6.75%, 03/15/34(a)(b)	14,091	14,178,533
7.38%, 02/15/29(a)	15,644	15,999,635
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)(b)	10,146	10,351,588
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	24,480	21,473,954
6.00%, 05/01/36(a)(b)	13,990	13,826,585
6.25%, 01/15/30(a)	21,968	22,360,524
3.88%, 08/15/29(a)	25,452	24,203,992
4.13%, 08/15/31(a)	25,731	23,835,384
Venture Global LNG, Inc.
6.38%, 12/15/34(a)	14,875	14,487,033
6.63%, 06/15/36(a)	12,453	12,204,728
7.00%, 01/15/30(a)	30,685	31,173,076
8.38%, 06/01/31(a)(b)	44,941	46,459,922
9.50%, 02/01/29(a)(b)	59,001	63,155,850
9.88%, 02/01/32(a)(b)	39,789	42,362,473
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	36,605	37,184,920
6.50%, 01/15/34(a)(b)	40,724	42,021,507
6.50%, 06/15/34(a)(b)	25,363	26,157,648
6.75%, 01/15/36(a)	41,506	43,444,164
7.50%, 05/01/33(a)	28,640	31,074,944
7.75%, 05/01/35(a)	25,994	28,807,903
		1,348,113,736
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	14,175	14,282,015
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	8,573	8,218,506
5.75%, 01/15/29(a)(b)	11,779	11,604,948
9.75%, 04/15/30(a)	9,802	10,502,216
CoreLogic, Inc.
9.00%, 08/01/31(a)(b)	28,100	27,707,188
12.00%, 02/01/32(a)(b)	12,765	11,958,987
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	3,761	3,760,938
8.88%, 09/01/31(a)	8,318	8,699,940

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(b)	$9,277	$9,508,025
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	8,391	8,685,415
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	12,653	12,196,289
4.38%, 02/01/31(a)	12,210	11,410,497
5.88%, 03/01/32(a)	8,409	8,213,952
6.13%, 03/01/34(a)(b)	9,643	9,400,272
Hunt Companies, Inc., 5.25%, 04/15/29(a)	12,044	11,723,290
Kennedy-Wilson, Inc.
7.00%, 06/01/31(a)	19,534	19,891,548
7.25%, 06/01/33(a)(b)	11,628	11,771,490
Newmark Group, Inc., 7.50%, 01/12/29(b)	9,209	9,542,826
		209,078,342
Real Estate Investment Trusts — 2.9%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	9,826	8,934,677
8.50%, 12/15/28(a)(b)	8,025	7,693,666
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	9,321	8,911,959
7.75%, 12/01/29(a)	9,089	9,392,700
Brandywine Operating Partnership LP
3.95%, 11/15/27	8,296	8,100,244
4.55%, 10/01/29(b)	7,095	6,647,168
6.13%, 01/15/31(b)	4,822	4,634,629
8.30%, 03/15/28(b)	6,299	6,527,761
8.88%, 04/12/29(b)	11,237	11,777,387
Diversified Healthcare Trust
4.38%, 03/01/31(b)	10,257	9,380,808
4.75%, 02/15/28(b)	10,397	10,203,754
7.25%, 10/15/30(a)	6,294	6,450,595
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)(b)	7,516	7,463,661
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	7,297	6,384,620
3.95%, 11/01/27	7,467	7,274,678
4.65%, 04/01/29(b)	9,476	8,907,066
5.95%, 02/15/28(b)	6,821	6,757,134
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	13,816	13,127,814
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	20,547	19,446,579
4.88%, 09/15/27(a)	18,546	18,485,262
4.88%, 09/15/29(a)	19,088	18,622,831
5.00%, 07/15/28(a)(b)	8,430	8,348,373
5.25%, 03/15/28(a)	16,958	16,896,707
5.25%, 07/15/30(a)	23,960	23,413,984
5.63%, 07/15/32(a)(b)	10,794	10,563,680
6.25%, 01/15/33(a)(b)	22,688	22,775,180
6.25%, 01/15/35(a)	29,193	28,825,571
7.00%, 02/15/29(a)	18,312	18,602,282
Millrose Properties, Inc.
6.25%, 09/15/32(a)	17,312	17,297,359
6.38%, 08/01/30(a)	26,646	26,842,994
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	25,246	17,232,521
4.63%, 08/01/29(b)	17,274	13,842,881
5.00%, 10/15/27	25,074	24,329,774
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
8.50%, 02/15/32(a)	$28,544	$29,009,553
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	14,065	13,708,939
5.88%, 10/01/28(a)	14,504	14,484,438
7.00%, 02/01/30(a)(b)	10,803	10,977,620
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	7,872	7,945,280
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	10,948	10,695,039
5.75%, 03/15/34(a)(b)	13,412	13,134,094
6.50%, 04/01/32(a)(b)	20,240	20,582,603
6.50%, 06/15/33(a)(b)	11,754	11,959,192
7.25%, 07/15/28(a)	7,183	7,315,490
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	14,910	15,026,045
8.00%, 07/15/30(a)	9,670	9,670,554
8.50%, 06/01/31(a)	9,436	9,459,043
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	9,661	9,202,442
SBA Communications Corp., 3.13%, 02/01/29	24,667	23,552,197
Service Properties Trust
0.00%, 09/30/28(a)(j)	8,169	7,628,321
3.95%, 01/15/28	8,205	7,927,925
4.38%, 02/15/30(b)	7,307	6,620,173
4.95%, 10/01/29(b)	8,138	7,606,100
8.63%, 11/15/31(a)(b)	23,358	24,546,548
8.88%, 06/15/32(b)	10,359	10,644,142
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)(b)	10,906	10,808,819
5.75%, 01/15/31(a)(b)	10,660	10,498,295
5.88%, 08/15/29(a)	6,785	6,796,363
6.00%, 04/15/30(a)	8,358	8,379,480
6.13%, 06/01/31(a)(b)	8,694	8,673,415
6.50%, 07/01/30(a)(b)	10,261	10,421,420
6.50%, 10/15/30(a)	10,583	10,728,804
7.25%, 04/01/29(a)	11,826	12,185,534
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	13,313	12,702,843
Vornado Realty LP
3.40%, 06/01/31(b)	7,797	7,093,729
5.75%, 02/01/33(b)	11,035	10,941,529
XHR LP
4.88%, 06/01/29(a)(b)	9,420	9,177,218
6.63%, 05/15/30(a)(b)	6,997	7,146,260
		831,345,746
Retail — 5.0%
Academy Ltd., 5.88%, 05/15/31(a)	9,175	9,076,005
Advance Auto Parts, Inc.
1.75%, 10/01/27(b)	6,430	6,173,739
3.50%, 03/15/32(b)	6,757	5,914,703
3.90%, 04/15/30(b)	10,124	9,469,213
5.95%, 03/09/28(b)	6,087	6,122,603
7.00%, 08/01/30(a)(b)	19,877	20,366,670
7.38%, 08/01/33(a)(b)	21,820	22,521,077
Arko Corp., 5.13%, 11/15/29(a)(b)	8,347	7,804,703
Asbury Automotive Group, Inc.
4.50%, 03/01/28	7,626	7,542,209
4.63%, 11/15/29(a)(b)	15,872	15,393,254
4.75%, 03/01/30	9,013	8,741,981
5.00%, 02/15/32(a)(b)	12,621	12,025,145

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	$8,832	$8,829,727
6.63%, 10/01/30(a)(b)	18,271	18,566,369
7.50%, 06/15/29(b)	10,494	10,637,358
6.75%, 07/01/36	10,238	10,124,865
6.88%, 11/01/35(b)	16,804	16,990,928
6.95%, 03/01/33(b)	5,947	5,924,729
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(a)(b)	10,036	9,709,579
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	6,140	5,834,822
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)(b)	5,586	5,508,753
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	13,993	13,403,075
3.88%, 01/15/28(a)	30,252	29,641,436
4.00%, 10/15/30(a)	56,113	52,723,847
4.38%, 01/15/28(a)	13,310	13,122,782
5.63%, 09/15/29(a)	9,423	9,399,309
6.13%, 06/15/29(a)(b)	21,656	21,881,771
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(f)	27,095	27,927,173
9.00%, 06/01/31, (9.00 % Cash)(a)(b)(f)	44,995	49,491,345
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	14,434	15,096,737
ESC CB144A SAKS GLOBAL 12/29 11, 11.00%, 12/15/29(b)(c)(d)(e)	26,266	3
Family Dollar Stores LLC, 10.00%, 07/31/31(a)	4,500	4,429,055
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	16,287	15,891,775
9.25%, 01/15/31(a)	13,438	14,133,806
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)(b)	22,632	22,005,546
6.75%, 01/15/30(a)(b)	22,828	22,417,418
FirstCash, Inc.
4.63%, 09/01/28(a)	10,846	10,645,568
5.63%, 01/01/30(a)(b)	8,963	8,823,557
6.13%, 05/01/34(a)	13,122	12,935,586
6.88%, 03/01/32(a)(b)	10,755	10,909,539
Gap, Inc.(The)
3.63%, 10/01/29(a)	14,640	13,772,428
3.88%, 10/01/31(a)(b)	15,989	14,491,918
Gee Automotive Holdings LLC, 7.25%, 03/01/31(a)	6,475	6,523,983
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	10,861	10,777,181
8.75%, 01/15/32(a)(b)	10,615	10,299,426
11.50%, 08/15/29(a)	10,179	10,702,068
GPS Hospitality Operating Co. LLC, 11.00%, 03/05/31(a)	1,097	987,005
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)(b)	16,352	15,780,834
6.38%, 01/15/30(a)	11,164	11,215,399
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	8,111	8,023,563
Kohl's Corp.
5.13%, 05/01/31(b)	7,191	6,444,824
5.55%, 07/17/45(b)	8,055	5,508,437
Security	Par (000)	Value
Retail (continued)
10.00%, 06/01/30(a)(b)	$7,770	$8,392,431
LBM Acquisition LLC
6.25%, 01/15/29(a)	13,211	8,465,197
9.50%, 06/15/31(a)	17,024	14,251,637
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	21,043	20,526,346
8.25%, 08/01/31(a)(b)	21,301	22,192,149
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	16,415	15,759,915
4.38%, 01/15/31(a)(b)	10,859	10,279,313
4.63%, 12/15/27(a)	7,273	7,237,966
5.50%, 10/01/30(a)	11,342	11,179,585
Macy's Retail Holdings LLC
4.30%, 02/15/43	5,070	3,617,415
4.50%, 12/15/34(b)	6,806	6,115,473
5.13%, 01/15/42	4,918	3,990,653
6.13%, 03/15/32(a)(b)	8,520	8,545,441
7.38%, 08/01/33(a)(b)	10,298	10,716,000
Men's Wearhouse LLC (The), 9.00%, 02/01/31(a)(b)	9,475	10,104,443
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)(b)	40,133	39,756,801
11.00%, 03/15/34(a)(b)	15,286	14,963,400
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	8,252	7,673,722
4.75%, 09/15/29(b)	9,362	9,195,589
5.88%, 06/01/34(a)(b)	9,817	9,726,629
Nordstrom, Inc.
4.25%, 08/01/31(b)	8,031	7,471,069
4.38%, 04/01/30(b)	10,479	10,015,103
5.00%, 01/15/44	17,943	12,918,872
6.95%, 03/15/28	5,378	5,461,221
Papa John's International, Inc., 3.88%, 09/15/29(a)(b)	7,387	6,907,137
Park River Holdings, Inc.
8.00%, 03/15/31(a)	15,886	15,813,199
8.75%, 12/31/30(a)(b)	9,087	8,356,460
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	9,855	9,410,362
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)(b)	12,469	12,508,838
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)(b)	40,776	41,200,397
10.00%, 09/15/33(a)	16,390	16,306,644
QXO Building Products, Inc.
6.50%, 07/15/31(a)	20,229	20,311,022
6.75%, 04/30/32(a)	51,891	52,994,219
6.88%, 07/15/34(a)(b)	21,592	21,624,258
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32(b)	13,193	13,442,879
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	11,409	11,112,526
4.88%, 11/15/31(a)(b)	9,817	9,376,720
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	10,274	9,754,427
Staples, Inc.
10.75%, 09/01/29(a)	51,541	49,317,104
12.75%, 01/15/30(a)	16,708	13,190,497

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	$13,320	$12,550,448
6.50%, 12/15/35(a)	6,363	6,118,337
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)(b)	12,140	11,717,536
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	12,490	12,130,373
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	9,935	10,118,013
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	1,105	1,094,080
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(b)	13,317	13,416,225
Yum! Brands, Inc.
3.63%, 03/15/31(b)	18,664	17,223,466
4.63%, 01/31/32	20,798	19,758,305
4.75%, 01/15/30(a)	14,699	14,379,064
5.35%, 11/01/43(b)	5,912	5,414,369
5.38%, 04/01/32(b)	16,622	16,400,086
6.88%, 11/15/37	7,091	7,511,241
		1,430,699,428
Semiconductors — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(a)(b)	10,481	10,194,984
Entegris, Inc.
3.63%, 05/01/29(a)(b)	6,803	6,469,456
4.38%, 04/15/28(a)(b)	7,162	7,030,362
4.75%, 04/15/29(a)(b)	29,139	28,652,819
5.95%, 06/15/30(a)	16,666	16,671,533
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	12,439	11,999,801
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	6,951	6,826,275
		87,845,230
Software — 3.1%
AthenaHealth Group, Inc.
6.50%, 02/15/30(a)	44,300	42,730,788
7.50%, 02/15/32(a)	6,735	6,904,857
Capstone Borrower, Inc., 8.00%, 06/15/30(a)(b)	16,120	15,682,872
Castle U.S. Holding Corp., 10.00%, 06/30/31(a)	1,837	367,400
CDK Steerco
7.25%, 06/15/29(d)	13,644	8,732,160
8.00%, 06/15/29(d)	13,540	8,665,600
Cloud Software Group LLC
6.63%, 08/15/33(a)(b)	18,894	16,472,732
8.25%, 06/30/32(a)(b)	36,248	34,290,162
9.00%, 09/30/29(a)(b)	72,884	71,408,223
Cloud Software Group, Inc., 6.50%, 03/31/29(a)(b)	75,670	73,941,932
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(a)(b)	6,755	6,737,875
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	38,273	34,548,800
9.25%, 06/01/30(a)(b)	44,303	41,403,652
9.63%, 07/15/32(a)	16,565	14,826,194
9.75%, 10/01/31(a)(b)	51,334	46,578,573
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	10,275	6,177,030
Elastic NV, 4.13%, 07/15/29(a)(b)	10,411	9,919,958
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	12,734	12,245,056
Security	Par (000)	Value
Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	$17,164	$16,587,025
6.00%, 05/15/33(a)	30,874	29,881,615
6.25%, 09/15/34(a)	20,203	19,517,146
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	54,895	56,880,717
8.75%, 07/01/34(a)	50,256	52,944,043
Open Text Corp.
3.88%, 02/15/28(a)	17,589	17,147,812
3.88%, 12/01/29(a)	16,063	14,773,882
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	16,870	15,563,263
4.13%, 12/01/31(a)(b)	13,447	11,865,220
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	9,133	8,146,068
PTC, Inc., 4.00%, 02/15/28(a)	9,309	9,102,618
RingCentral, Inc., 8.50%, 08/15/30(a)	5,354	5,585,400
ROBLOX Corp., 3.88%, 05/01/30(a)	19,634	18,283,279
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	11,073	10,202,450
9.00%, 11/28/28(a)(b)	15,381	15,223,909
SS&C Technologies, Inc.
5.50%, 09/30/27(a)(b)	37,072	37,020,985
6.50%, 06/01/32(a)(b)	13,900	14,002,846
Twilio, Inc.
3.63%, 03/15/29(b)	9,077	8,706,035
3.88%, 03/15/31(b)	8,118	7,559,438
UKG, Inc., 6.88%, 02/01/31(a)(b)	46,633	45,689,288
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	12,738	10,574,235
		876,891,138
Telecommunications — 6.5%
Africell Holding Ltd., 10.50%, 10/23/29(a)(b)	4,978	5,111,939
Altice Financing SA
5.00%, 01/15/28(a)	23,808	15,070,816
5.75%, 08/15/29(a)	38,419	24,240,115
9.63%, 07/15/27(a)	533	354,445
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	18,094	17,756,936
Altice France SA
6.50%, 10/15/31(a)	7,226	6,972,945
6.50%, 04/15/32(a)	37,260	36,065,569
6.88%, 10/15/30(a)	16,045	15,665,597
6.88%, 07/15/32(a)	29,869	28,997,170
9.50%, 11/01/29(a)	25,585	25,944,250
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	48,066	46,984,927
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	17,052	16,630,390
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	50,329	53,487,447
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(g)	20,216	20,384,359
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	28,380	28,605,905
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(b)	40,340	40,272,390
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	8,365	7,995,282
Ciena Corp., 4.00%, 01/31/30(a)	7,358	6,982,671
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	31,898	32,536,306
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	45,611	47,845,006
Connect Holding II LLC, 10.50%, 04/03/31(a)	41,615	40,726,455

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	$61,871	$60,585,647
Edged Compute LLC, 7.50%, 04/30/31(a)(b)	26,389	25,014,030
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)(b)	11,698	11,268,131
Embarq LLC, 8.00%, 06/01/36(b)	18,471	4,525,395
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	9,505	9,336,666
Series 2034, 6.00%, 09/30/34(a)(b)	9,579	9,230,966
Series 2036, 7.20%, 07/18/36(a)(b)	8,932	9,065,355
Series 2038, 7.72%, 06/04/38(a)	9,658	10,015,694
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	25,069	25,315,238
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	43,920	44,039,469
GCI LLC, 4.75%, 10/15/28(a)(b)	12,469	12,225,903
GoTo Group, Inc., 5.50%, 05/01/28(a)	10,762	5,839,193
Iliad Holding SAS
7.00%, 10/15/28(a)	20,898	20,948,552
7.00%, 04/15/32(a)	15,727	15,862,944
8.50%, 04/15/31(a)	18,557	19,520,127
Level 3 Financing, Inc.
3.75%, 07/15/29(a)(b)	643	613,319
6.88%, 06/30/33(a)(b)	44,859	45,395,037
7.00%, 03/31/34(a)(b)	51,235	52,117,164
7.50%, 02/15/37(a)(b)	15,288	15,183,980
8.50%, 01/15/36(a)(b)	40,176	41,798,387
Lumen Technologies, Inc.
4.50%, 01/15/29(a)(b)	4,941	4,693,950
Series P, 7.60%, 09/15/39(b)	6,940	6,341,425
Series U, 7.65%, 03/15/42	4,987	4,528,545
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)(b)	116,657	112,087,872
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	13,771	12,648,070
5.13%, 01/15/28(a)(b)	5,675	5,614,052
6.25%, 03/25/29(a)(b)	12,110	12,099,524
7.38%, 04/02/32(a)(b)	10,673	10,931,799
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	86,293	81,255,136
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(g)	7,967	7,970,251
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(g)	22,358	22,492,170
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	22,379	22,586,049
SE COSMOS LLC, 8.88%, 05/01/31(a)	19,469	19,201,968
SES AMERICOM, Inc., 5.30%, 03/25/44(a)(b)	4,037	3,054,475
Stingray Compute LLC, 6.00%, 06/15/31(a)(b)	13,501	13,171,253
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)(b)	74,598	69,271,383
Telecom Italia Capital SA
6.00%, 09/30/34(b)	10,012	10,113,902
6.38%, 11/15/33(b)	9,907	10,193,233
7.20%, 07/18/36	9,032	9,740,831
7.72%, 06/04/38	9,909	11,084,544
TELUS Corp.
6.38%, 06/09/56, (5-year CMT + 2.69%)(g)	16,111	15,904,699
6.63%, 10/15/55, (5-year CMT + 2.77%)(g)	14,673	14,625,251
6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	15,086	14,734,039
7.00%, 10/15/55, (5-year CMT + 2.71%)(g)	16,554	16,686,482
Security	Par (000)	Value
Telecommunications (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)	$8,659	$8,626,162
6.50%, 02/15/29(a)(b)	20,024	19,748,924
8.63%, 06/15/32(a)(b)	18,085	18,469,523
Series Feb, 8.63%, 06/15/32(a)	6,933	7,080,409
Uniti Services LLC, 7.50%, 10/15/33(a)	28,817	29,447,660
Viasat, Inc.
6.50%, 07/15/28(a)(b)	7,747	7,686,221
7.50%, 05/30/31(a)(b)	13,139	13,135,652
Viavi Solutions, Inc., 3.75%, 10/01/29(a)(b)	7,364	6,947,665
VMED O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	24,078	19,157,145
4.75%, 07/15/31(a)	25,590	20,230,128
6.75%, 01/15/33(a)	18,543	14,845,042
7.75%, 04/15/32(a)	20,734	17,437,344
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	20,348	18,649,878
5.13%, 06/04/81, (5-year CMT + 3.07%)(g)	17,573	13,104,708
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(g)	42,546	43,694,742
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	44,633	46,464,247
WULF Compute LLC, 7.75%, 10/15/30(a)	66,364	68,949,860
Yondr JK 1 LLC, 6.88%, 06/30/31(a)(b)	7,613	7,250,723
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75 % Cash and 0.50 % PIK)(a)(b)(f)	11,471	11,456,108
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(f)	15,214	14,909,807
		1,874,854,968
Transportation — 0.6%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	11,066	11,417,799
Brightline East LLC, 11.00%, 01/31/30(a)(c)(e)	17,960	987,800
Carriage Purchaser, Inc., 7.88%, 10/15/29(a)(b)	5,453	5,390,277
Danaos Corp., 6.88%, 10/15/32(a)	10,557	10,785,337
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)	12,513	12,009,867
GB AIT Buyer, Inc., 8.75%, 04/30/34(a)(b)	8,490	8,426,204
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)(b)	12,320	12,390,606
PODS LLC, 8.75%, 05/15/31(a)(b)	9,918	9,446,476
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	17,084	17,513,492
RXO, Inc., 6.38%, 05/15/31(a)(b)	7,610	7,593,735
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	14,099	13,724,564
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	10,661	10,988,858
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	18,847	19,314,274
XPO CNW, Inc., 6.70%, 05/01/34(b)	6,383	6,586,477
XPO, Inc.
7.13%, 06/01/31(a)(b)	8,661	8,890,889
7.13%, 02/01/32(a)(b)	10,796	11,130,546
		166,597,201
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	20,041	19,974,418
5.88%, 04/15/33(a)(b)	9,707	9,577,037

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
7.00%, 05/01/31(a)(b)	$14,207	$14,601,784
7.00%, 06/15/32(a)(b)	16,557	16,905,094
7.88%, 12/01/30(a)	10,323	10,755,792
		71,814,125
Total Corporate Bonds & Notes — 97.0% (Cost: $28,539,023,254)		27,785,110,097
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(d)	3,199	22,201
Incora Top Holdco LLC, NVS(d)	62,532	433,972
		456,173
Health Care Technology — 0.0%
Quincy Health LLC(d)	11,575	—
Hotels, Restaurants & Leisure — 0.0%
GPS Hospitality Holding, NVS	71,542	1,289,846
Professional Services — 0.0%
Affinion Group, Inc.(d)	3,506	—
Total Common Stocks — 0.0% (Cost $9,065,163)		1,746,019
Preferred Stocks
Broadline Retail — 0.1%
SAKS Global Holdings(d)	32,747,426	32,747,426
Total Preferred Stocks — 0.1% (Cost $32,747,426)		32,747,426
Total Long-Term Investments — 97.1% (Cost: $28,580,835,843)		27,819,603,542
Security	Shares	Value
Short-Term Securities
Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(k)(l)(m)	3,632,765,168	$3,633,854,997
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(k)(l)	368,630,000	368,630,000
Total Short-Term Securities — 14.0% (Cost: $4,001,822,855)		4,002,484,997
Total Investments — 111.1% (Cost: $32,582,658,698)		31,822,088,539
Liabilities in Excess of Other Assets — (11.1)%		(3,184,465,418)
Net Assets — 100.0%		$28,637,623,121

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Zero-coupon bond.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$3,769,682,559	$—	$(135,038,732)(a)	$(198,384)	$(590,446)	$3,633,854,997	3,632,765,168	$13,258,067 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,950,000	117,680,000 (a)	—	—	—	368,630,000	368,630,000	5,566,252	—
				$(198,384)	$(590,446)	$4,002,484,997		$18,824,319	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,767,324,916	$17,785,181	$27,785,110,097
Common Stocks	—	1,289,846	456,173	1,746,019
Preferred Stocks	—	—	32,747,426	32,747,426
Short-Term Securities
Money Market Funds	4,002,484,997	—	—	4,002,484,997
	$4,002,484,997	$27,768,614,762	$50,988,780	$31,822,088,539

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
NVS	Non-Voting Shares

PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate